                          ANNUAL REPORT / JULY 31 2000

                                AIM INCOME FUND

                                 [COVER IMAGE]

                            [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                                [ COVER IMAGE ]


                     -------------------------------------

                      THE BOAT AT GIVERNY BY CLAUDE MONET
  IN MONET'S CAPTIVATING PAINTING, THREE WOMEN GENTLY GUIDE A SMALL BOAT OVER
    A TRANQUIL BODY OF WATER. SIMILARLY, AIM INCOME FUND RELIES PRIMARILY ON THREE ASSET CLASSES--DOMESTIC INVESTMENT-GRADE BONDS, HIGH-YIELD BONDS AND
            FOREIGN BONDS--TO STEER IT TO ITS FINANCIAL DESTINATION.

                     -------------------------------------

AIM Income Fund is for shareholders who seek a high level of current income consistent with a reasonable concern for safety of principal by investing in a portfolio consisting primarily of fixed-rate corporate debt and U.S. government obligations.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THE REPORT:

o AIM Income Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and class expenses.
o Since our last report to you, the fund's fiscal year end was changed from December 31 to July 31. Certain information in the financial pages of this report and information concerning fund distributions are for the period 12/31/99-7/31/00. The portfolio managers' discussion and the performance information presented are for the period 7/31/99-7/31/00.
o For the seven-month period ended 7/31/00, the fund paid distributions of $0.322 per Class A share and $0.2835 per Class B and Class C share.
o The fund's cumulative total returns at net asset value for the seven-month period ended 7/31/00 were as follows: Class A shares, -1.70%, Class B shares, -2.09%; Class C shares, -2.09%.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and annualized.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o Government securities (such as U.S. Treasury bills, notes and bonds) offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value will vary with market conditions.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. countries.
o The fund invests in higher-yielding, lower-rated corporate bonds, commonly known as junk bonds, which have a greater risk of price fluctuation and loss of principal than do U.S. government securities (such as U.S. Treasury bills, notes and bonds), for which the government guarantees the repayment of principal and interest if held to maturity.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.

o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                                AIM INCOME FUND

                       ANNUAL REPORT / CHAIRMAN'S LETTER

                    Dear Fellow Shareholder:

                       When we started AIM in 1976, we had only a table, two
    [PHOTO OF      chairs and a telephone. At the time, Bob Graham, Gary Crum
    Charles T.     and I had the idea of creating a mutual fund company that put
      Bauer,       people first. Our slogan, "people are the product," means
   Chairman of     that people--our employees and our investors--are our
   the Board of    company.
     THE FUND          Almost a quarter-century later, we've grown to more than
   APPEARS HERE]   eight million investors, with $176 billion in assets under management. Over that time, the industry as a whole has grown
    [PHOTO OF      from $51 billion in assets to more than $7 trillion today. I
     Robert H.     never dreamed we would see such phenomenal growth. You are
      Graham       the main reason for our success, and I want you to know how
   APPEARS HERE]   much I appreciate your loyalty and trust over the past 24
                   years.
                       Usually in this letter I review market activity during
                   the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,500 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past year and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER
Charles T. Bauer
Chairman,
A I M Advisors, Inc.

                                AIM INCOME FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW


RISING INTEREST RATES, MARKET GYRATIONS CHALLENGE BOND MARKETS


STOCK-MARKET VOLATILITY AND HIGHER INTEREST RATES CHALLENGED MANY BOND SECTORS THIS YEAR. HOW DID AIM INCOME FUND PERFORM IN THIS ENVIRONMENT?
Throughout much of the year, a tight labor market, signs of rising inflation and persistently robust growth applied downward pressure on bond prices in many fixed-income sectors. These economic conditions led the Federal Reserve Board (the Fed) to raise interest rates six times since last summer. Rate hikes coupled with little demand for fixed-income securities weighed heavily on credit markets. AIM Income Fund was not immune to this trend. The general drop in bond prices hurt the fund's total returns for the year ended July 31, 2000. Total returns at net asset value were -2.20% for Class A shares and -2.93% for Class B and Class C shares. While much of the year proved difficult for bonds with credit exposure, the fund's annual return belies an upturn in the bond market in June. The fund posted returns of 2.64%, 2.56% and 2.71% for Class A, Class B and Class C shares, respectively, for the month of June.

PORTFOLIO COMPOSITION

As of 7/31/00, based on total net assets

TOP FIVE BOND HOLDINGS

=============================================================================
                              COUPON        MATURITY            % NET
                                                                ASSETS
-----------------------------------------------------------------------------
Niagara Mohawk                 8.50         07/01/10             1.31
Holdings, Inc.


Time Warner Inc.               9.15         02/01/23             1.23


News America                   8.45         08/01/34             1.22
Holdings, Inc.


CSX Corp.                      7.25         05/01/27             1.21


CSC Holdings,                  7.88         12/15/07             1.14
Inc.

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
=============================================================================


FUND PROVIDES SOLID INCOME

As of 7/31/00

CLASS A SHARES VS.
30-YEAR U.S. TREASURY BOND

                                   [BAR CHART]

================================================================================
Distribution Rate                   7.73%

SEC Yield                           8.23%

30-Year Treasury Yield              5.79%*

*Source: Lehman Brothers
================================================================================

    And despite difficult market conditions, the fund continued to provide attractive monthly income. As of July 31, 2000, the fund's 30-day distribution rate at net asset value was 7.73%, 6.81% and 6.82% for Class A, Class B and Class C shares, respectively. The fund's 30-day yield at maximum offering was 8.23% for Class A shares and 7.89% for both Class B and Class C shares. That compares with the 5.79% yield on the 30-year U.S. Treasury bond.

                                   [PIE CHART]

================================================================================
Investment-grade bonds             60.90%

Foreign Bonds                       9.00%

High-Yield Bonds                   23.86%

Other                               6.24%
================================================================================

WHAT WERE THE MAJOR TRENDS IN THE DOMESTIC INVESTMENT-GRADE BOND MARKET?
What a difference a year makes! U.S. Treasury issues endured one of their worst 12-month periods in 1999 with yields at nearly two-year highs. Thus far, however, 2000 has has been unique in that many bond sectors have outperformed most equity sectors.
    Beyond investor flight from a volatile stock market, the government bond market was buoyed by a unique situation. In January, the Treasury announced its intention to buy back $30 billion in Treasury securities and perhaps to cease issuing 30-year Treasury bonds in the not-too-distant future. This (among other factors) literally turned the Treasury market upside down, or in bond parlance, inverted the Treasury yield curve. The curve--a graph of Treasury security yields from three months to 30 years--under normal conditions slopes upward, with short-term yields lower than longer-term yields. With an inverted curve, however, short-term Treasuries actually yield more than longer-term ones.
    As the Treasury rally slowed near the end of the year, credit sectors began to pick up steam. With less-risky government securities offering a better return at the beginning of the year, corporate bonds were a tough sell. But a shot in the arm came after several economic reports suggested that the economy was heading for a soft landing and that additional interest-rate increases may not be needed. In June and July, the corporate bond sector recorded some of the best returns of any fixed-income sector, up slightly more than 2.0% and 1.19%, respectively.


          See important fund and index disclosures inside front cover.

                                AIM INCOME FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW


HOW DID CORPORATE BONDS, PARTICULARLY HIGH-YIELD BONDS, FARE IN THIS DIFFICULT MARKET?
Corporate bonds, both high-yield and investment-grade, have had a tough year, but both sectors appear to be turning around. Until nearly June, corporate bond markets suffered from what could be considered a difficult technical situation--poor liquidity and more cash outflows than inflows. In fact, cash outflows from high-yield mutual funds for the first five months of the year were higher than all cash inflows into high-yield funds for all 1999. Fortunately, a reversal of this trend began in June, as cash inflows averaged $145 million per week.
    When a market experiences more sellers than buyers, prices on securities generally go down. In the corporate market, for instance, to get new issues into the market, they must be priced attractively. This effectively reprices the rest of the market, sending existing bond prices down and pushing their yields up.
    And yields on corporate bonds were at some of their highest levels in years. In fact, high-yield bonds were yielding over 13% in May. One has to go back to the 1990-91 period to find higher yields. Spreads (the difference between yields on high-yield bonds and comparable maturity Treasuries) were also wide at well over 600 basis points. That's probably not due to credit-quality concerns so much as to comparatively rich prices in the Treasury market and rather low demand for corporate bonds. But as investors have returned to the corporate market, those spreads have narrowed a bit.

HOW DID FOREIGN BONDS FARE?
The strength of the dollar relative to most other major currencies potentially hurt returns for U.S. investors in foreign bonds. We continue to mitigate the effect of a strong dollar by selectively hedging our currency exposure. Nonetheless, as U.S. bond yields rose relative to most foreign bond yields, we favored domestic over foreign bonds.
    Even without taking currency factors into consideration, the performance of most foreign bonds (emerging markets are a notable exception) has been lackluster. Rising interest rates around the world hampered foreign bonds during the reporting period.

GIVEN THE DIFFICULT BOND MARKET, WHAT STRATEGIES DID YOU EMPLOY?
As corporate bonds lagged government bonds for most of 2000, the fund's overweighting in spread products had a negative effect on the fund. And within the corporate-bond spectrum, we moved the fund to its maximum weighting in the high-yield sector during the first quarter. While the underperformance of the high-yield sector initially diminished fund performance, we view this segment of the market as undervalued, and we used it as a buying opportunity.
    At the beginning of the year, our non-dollar exposure hurt the fund's performance as the euro continued to weaken against the dollar. Later, we reallocated a portion of fund assets out of foreign bonds and into U.S. dollar bonds. We feel that this has improved our yield and reduced our exposure to the euro.

WHAT IS YOUR OUTLOOK FOR THE BOND MARKET?
For the fixed-income investor, June provided a reversal of sorts. Attractive yields and an improving interest-rate outlook enticed investors back to credit sectors.
    The near-term outlook for bond investors depends largely on what the economy does in coming months. Has the Fed with its string of rate hikes orchestrated the proverbial "soft landing"--a gradual slowing of the economy, which would prevent inflation and avoid economic distress? A string of recent statistical releases (including data reported in the Federal Reserve's latest survey of business activity) suggests that the pace of economic activity is indeed slowing. If this continues, and if the Fed does not feel the need to raise rates again in the coming months, that could bring about a recovery in the bond market.

                                [ COVER IMAGE ]

IMPORTANT NEWS ABOUT YOUR FUND
Since our last report to you, your fund's fiscal year-end was changed from December 31 to July 31. Going forward, you will receive an annual report dated July 31 and a semiannual report dated January 31 each year.
    In addition, several proposals made in a proxy solicitation to shareholders were voted on at a shareholder meeting. Details concerning these proxy votes will be found near the end of this report.


          See important fund and index disclosures inside front cover.

                                AIM INCOME FUND

                      ANNUAL REPORT / PERFORMANCE HISTORY


YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
AIM INCOME FUND VS. BENCHMARK INDEX
7/31/90-7/31/00

[HYPO CHART]

================================================================================
              AIM Income Fund, Class A Shares      Lehman Aggregate Bond Index
--------------------------------------------------------------------------------
7/31/90                 $10,000.00                        $10,000.00
7/91                    $10,279.00                        $11,070.00
7/92                    $12,103.00                        $12,706.00
7/93                    $13,715.00                        $13,998.00
7/94                    $13,070.00                        $14,011.00
7/95                    $14,774.00                        $15,428.00
7/96                    $15,932.00                        $16,282.00
7/97                    $18,664.00                        $18,035.00
7/98                    $20,334.00                        $19,454.00
7/99                    $19,947.00                        $19,938.00
7/00                    $19,509.00                        $21,127.00

Source: Lipper, Inc.
Past performance cannot guarantee comparable future results.
================================================================================

MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

ABOUT THIS CHART
This chart compares the performance of your fund's Class A shares to a benchmark index over the period 7/31/90-7/31/00. It is important to understand the differences between your fund and an index. Your fund's total return is shown with a sales charge, and it includes fund expenses and management fees. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Aggregate Bond Index is not managed, incurring no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return.

AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/00, including sales charges

================================================================================
CLASS A SHARES
  10 Years                               6.91%
  5 Years                                4.69
  1 Year                                -6.82*
  *-2.20% excluding sales charges

CLASS B SHARES
  Inception (9/7/93)                     3.63%
  5 Years                                4.59
  1 Year                                -7.47*
  *-2.93% excluding CDSC

CLASS C SHARES
  Inception (8/4/97)                     1.03%
  1 year                                -3.84*
  *-2.93% excluding CDSC
================================================================================

The fund's average annual total returns as of the close of the reporting period are shown in the table above. In addition, industry regulations require us to provide average annual total returns (including sales charges) as of 6/30/00, the most recent calendar quarter-end, which were: Class A shares, one year, -7.12%; five years, 4.76%; 10 years, 7.06%. Class B shares, one year, -7.70%; five years, 4.66%; inception (9/1/93), 3.70%. Class C shares, one year, -3.95%; inception (8/4/97), 1.11%.

The fund's average annual total return includes sales charges, expenses and management fees. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to differing fees and expenses. For performance calculations and a description of the index cited on this page, please see the inside front cover.


                                AIM INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2000

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-84.76%
AIR FREIGHT-0.70%
Atlas Air, Inc., Sr. Unsec. Notes,
  10.75%, 08/01/05                  $ 3,970,000   $  4,089,100
--------------------------------------------------------------
AIRLINES-3.64%
Air 2 US-Series C, Equipment Trust
  Ctfs., 10.13%, 10/01/20
  (Acquired 10/28/99; Cost
  $3,750,000)(a)                      3,750,000      3,853,350
--------------------------------------------------------------
Airplanes Pass Through
  Trust-Series D, Gtd. Sub. Bonds,
  10.88%, 03/15/19                    1,787,737      1,436,724
--------------------------------------------------------------
Delta Air Lines, Inc., Deb.,
  9.00%, 05/15/16                       700,000        696,038
--------------------------------------------------------------
  10.38%, 12/15/22                    4,000,000      4,399,560
--------------------------------------------------------------
  Equipment Trust Ctfs., 10.50%,
    04/30/16                          5,000,000      5,713,650
--------------------------------------------------------------
Dunlop Standard Aerospace Holdings
  PLC (United Kingdom), Sr. Unsec.
  Yankee Sub. Notes, 11.88%,
  05/15/09                            2,700,000      2,693,250
--------------------------------------------------------------
United Air Lines, Inc.-Series
  95A2, Pass Through Ctfs., 9.56%,
  10/19/18                            2,325,000      2,594,793
--------------------------------------------------------------
                                                    21,387,365
--------------------------------------------------------------
AUTO PARTS & EQUIPMENT-0.78%
Advance Stores Co., Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                    2,585,000      2,126,162
--------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                            2,640,000      2,442,000
--------------------------------------------------------------
                                                     4,568,162
--------------------------------------------------------------
AUTOMOBILES-0.40%
DaimlerChrysler N.A. Holding
  Corp., Gtd. Notes, 8.00%,
  06/15/10                            2,300,000      2,341,492
--------------------------------------------------------------
BANKS (MAJOR REGIONAL)-2.39%
BB&T Corp., Putable Sub. Notes,
  6.38%, 06/30/05                     1,000,000        937,240
--------------------------------------------------------------
Crestar Financial Corp., Sub.
  Notes, 8.75%, 11/15/04                645,000        670,503
--------------------------------------------------------------
Midland Bank PLC (United Kingdom),
  Yankee Sub. Notes, 7.65%,
  05/01/25                            1,870,000      1,869,177
--------------------------------------------------------------
Regions Financial Corp., Putable
  Sub. Notes, 7.75%, 09/15/24         3,650,000      3,674,163
--------------------------------------------------------------
Republic New York Corp.,
  Sub. Deb., 9.50%, 04/15/14          2,750,000      3,044,882
--------------------------------------------------------------
  Sub. Notes, 9.70%, 02/01/09         2,500,000      2,751,850
--------------------------------------------------------------
Union Planters Bank N.A., Unsec.
  Sub. Notes, 6.50%, 03/15/08         1,240,000      1,092,353
--------------------------------------------------------------
                                                    14,040,168
--------------------------------------------------------------
BANKS (MONEY CENTER)-1.55%
First Union Corp., Putable Sub.
  Deb.,
  6.55%, 10/15/35                       660,000        624,842
--------------------------------------------------------------
  7.50%, 04/15/35                     5,000,000      4,940,750
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
BANKS (MONEY CENTER)-(CONTINUED)
NCNB Corp., Sub. Notes, 9.38%,
  09/15/09                          $ 3,200,000   $  3,525,856
--------------------------------------------------------------
                                                     9,091,448
--------------------------------------------------------------
BANKS (REGIONAL)-2.10%
Banponce Trust I-Series A, Gtd.
  Notes, 8.33%, 02/01/27              3,000,000      2,705,550
--------------------------------------------------------------
Mercantile Bancorp., Inc., Unsec.
  Sub. Notes, 7.30%, 06/15/07         3,585,000      3,496,952
--------------------------------------------------------------
NBD Bank N.A. Michigan, Putable
  Sub. Deb., 8.25%, 11/01/24          2,800,000      2,934,512
--------------------------------------------------------------
Riggs Capital Trust II-Series C,
  Gtd. Sec. Bonds, 8.88%, 03/15/27    3,800,000      3,216,358
--------------------------------------------------------------
                                                    12,353,372
--------------------------------------------------------------
BEVERAGES (ALCOHOLIC)-0.70%
J Seagram & Sons, Gtd. Deb.,
  9.65%, 08/15/18                     3,500,000      4,122,615
--------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO &
  CABLE)-8.33%
AT&T Corp.-Liberty Media Group,
  Bonds, 7.88%, 07/15/09              1,500,000      1,464,870
--------------------------------------------------------------
  Sr. Unsec. Deb., 8.25%, 02/01/30    3,400,000      3,264,748
--------------------------------------------------------------
British Sky Broadcasting Group PLC
  (United Kingdom), Sr. Unsec.
  Gtd. Yankee Notes, 8.20%,
  07/15/09                            5,400,000      4,983,984
--------------------------------------------------------------
CF Cable TV Inc. (Canada), Sr.
  Sec. Priority Yankee Notes,
  9.13%, 07/15/07                     2,000,000      2,117,460
--------------------------------------------------------------
Charter Communications Holdings,
  LLC/Charter Communications
  Holdings Capital Corp., Sr.
  Unsec. Disc. Notes, 9.92%,
  04/01/11(b)                         2,500,000      1,437,500
--------------------------------------------------------------
Comcast Cable Communications,
  Notes, 8.88%, 05/01/17              5,000,000      5,412,400
--------------------------------------------------------------
  Sr. Unsec. Notes, 8.50%,
    05/01/27                          3,000,000      3,164,640
--------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  02/16/00; Cost $3,771,614)(a)       3,800,000      3,818,810
--------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec.
  Deb.,
  7.63%, 07/15/18                     3,250,000      2,951,357
--------------------------------------------------------------
  7.88%, 02/15/18                     1,000,000        931,380
--------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%,
    12/15/07                          6,850,000      6,666,831
--------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(b)                         3,930,000      2,731,350
--------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(b)          4,100,000      2,183,250
--------------------------------------------------------------
Lenfest Communications, Inc., Sr.
  Unsec. Sub. Notes, 8.25%,
  02/15/08                            5,000,000      4,989,050
--------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Netherlands)-Series B, Sr.
  Unsec. Disc. Yankee Notes,
  13.38%, 11/01/09(b)                 6,000,000      2,790,000
--------------------------------------------------------------
                                                    48,907,630
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
BUILDING MATERIALS-0.48%
Blount Inc., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 08/01/09           $ 2,750,000   $  2,791,250
--------------------------------------------------------------
CHEMICALS-0.49%
Sterling Chemicals, Inc.-Series B,
  Sr. Gtd. Sec. Sub. Notes,
  12.38%, 07/15/06                    2,750,000      2,866,875
--------------------------------------------------------------
CHEMICALS (SPECIALTY)-0.02%
Key Plastics Holdings, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 03/15/07(c)                 1,325,000        139,125
--------------------------------------------------------------
COMPUTERS (HARDWARE)-0.25%
Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/20/98; Cost
  $2,000,000)(a)                      2,000,000      1,450,000
--------------------------------------------------------------
COMPUTERS (NETWORKING)-0.35%
Exodus Communications, Inc., Sr.
  Unsec. Notes, 11.25%, 07/01/08      2,025,000      2,025,000
--------------------------------------------------------------
COMPUTERS (PERIPHERALS)-0.51%
Equinix Inc., Sr. Unsec. Notes,
  13.00%, 12/01/07                    3,540,000      3,009,000
--------------------------------------------------------------
CONSUMER FINANCE-2.76%
Capital One Bank,
  Sr. Notes, 6.65%, 03/15/04          1,600,000      1,520,176
--------------------------------------------------------------
  Unsec. Notes, 7.25%, 05/01/06       2,500,000      2,313,850
--------------------------------------------------------------
CitiFinancial Credit Co., Putable
  Notes, 7.88%, 02/01/25              1,400,000      1,415,162
--------------------------------------------------------------
Countrywide Home Loans,
  Inc.-Series H, Unsec. Gtd.
  Medium Term Sub Notes, 6.25%,
  04/15/09                            1,600,000      1,411,296
--------------------------------------------------------------
General Motors Acceptance Corp.,
  Notes, 5.75%, 11/10/03              2,500,000      2,392,575
--------------------------------------------------------------
Household Finance Corp., Unsec.
  Notes, 8.00%, 07/15/10              2,000,000      1,996,940
--------------------------------------------------------------
MBNA Capital I-Series A, Gtd.
  Bonds, 8.28%, 12/01/26              6,065,000      5,165,560
--------------------------------------------------------------
                                                    16,215,559
--------------------------------------------------------------
DISTRIBUTORS (FOOD & HEALTH)-0.24%
Fleming Cos., Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.63%,
  07/31/07                            1,600,000      1,388,000
--------------------------------------------------------------
ELECTRIC COMPANIES-7.16%
Cilcorp Inc., Bonds, 9.38%,
  10/15/29                            2,100,000      2,254,266
--------------------------------------------------------------
Cleveland Electric Illuminating
  Co. (The)- Series D, Sr. Sec.
  Notes, 7.88%, 11/01/17              3,800,000      3,709,777
--------------------------------------------------------------
CMS Energy Corp., Sr. Unsec.
  Notes, 8.13%, 05/15/02                850,000        846,158
--------------------------------------------------------------
El Paso Electric Co.-Series E,
  Sec. First Mortgage Bonds,
  9.40%, 05/01/11                     3,000,000      3,170,760
--------------------------------------------------------------
Indiana Michigan Power Co.-Series
  F, Sec. Lease Obligation Bonds,
  9.82%, 12/07/22                     4,967,714      5,434,977
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
ELECTRIC COMPANIES-(CONTINUED)
Niagara Mohawk Holdings Inc.,
  First Mortgage Notes, 7.75%,
    05/15/06                        $ 4,300,000   $  4,273,082
--------------------------------------------------------------
  Series H, Sr. Unsec. Disc.
    Notes, 8.50%, 07/01/10(b)        10,000,000      7,678,800
--------------------------------------------------------------
Public Service Company of New
  Mexico- Series A, Sr. Unsec.
  Notes, 7.10%, 08/01/05              1,200,000      1,168,872
--------------------------------------------------------------
Southern Energy, Inc., Sr. Notes,
  7.90%, 07/15/09 (Acquired
  07/21/99-12/03/99; Cost
  $5,978,820)(a)                      6,000,000      5,566,380
--------------------------------------------------------------
Texas-New Mexico Power Co., Sr.
  Sec. Notes, 6.25%, 01/15/09         4,050,000      3,476,965
--------------------------------------------------------------
Western Resources, Inc., Sr.
  Unsec. Notes, 7.13%, 08/01/09       5,352,000      4,468,706
--------------------------------------------------------------
                                                    42,048,743
--------------------------------------------------------------
ELECTRONICS (COMPONENT
  DISTRIBUTORS)-0.56%
Israel Electric Corp. Ltd.
  (Israel),
  Series E, Sr. Sec. Medium Term
    Yankee Notes, 7.75%, 03/01/09
    (Acquired 04/13/00; Cost
    $2,138,136)(a)                    2,200,000      2,130,634
--------------------------------------------------------------
  Yankee Deb., 7.75%, 12/15/27
    (Acquired 06/09/00; Cost
    $1,141,374)(a)                    1,300,000      1,178,541
--------------------------------------------------------------
                                                     3,309,175
--------------------------------------------------------------
ENGINEERING & CONSTRUCTION-0.39%
Morrison Knudsen Corp., Sr. Notes,
  11.00%, 07/01/10 (Acquired
  06/28/00; Cost $2,233,395)(a)       2,250,000      2,261,250
--------------------------------------------------------------
ENTERTAINMENT-2.34%
Callahan Nordrhein Westfalen
  (Denmark), Sr. Yankee Notes,
  14.00%, 07/15/10 (Acquired
  06/29/00; Cost $1,100,000)(a)       1,100,000      1,080,750
--------------------------------------------------------------
Time Warner Inc., Deb.,
  9.13%, 01/15/13                     5,000,000      5,460,900
--------------------------------------------------------------
  9.15%, 02/01/23                     6,500,000      7,218,055
--------------------------------------------------------------
                                                    13,759,705
--------------------------------------------------------------
FINANCIAL (DIVERSIFIED)-3.46%
Associates Corp. of North America,
  Sr. Deb., 6.95%, 11/01/18           1,000,000        903,540
--------------------------------------------------------------
Beaver Valley Funding Corp., Sec.
  Lease Obligations Deb., 9.00%,
  06/01/17                            1,500,000      1,503,045
--------------------------------------------------------------
Citicorp Lease-Class A2, Series
  1999-1, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00-07/14/00; Cost
  $2,974,186)(a)                      3,000,000      3,037,380
--------------------------------------------------------------
Citigroup Inc., Deb., 6.63%,
  01/15/28                            1,150,000        998,844
--------------------------------------------------------------
General Electric Capital
  Corp.-Series A, Medium Term
  Notes, 7.38%, 01/19/10              5,600,000      5,660,032
--------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec.
  Notes,
  7.38%, 11/01/09                     1,750,000      1,661,765
--------------------------------------------------------------
  8.00%, 06/15/05                     2,300,000      2,308,694
--------------------------------------------------------------
Hutchison Delta Finance
  Ltd.-Series REGS (Cayman
  Islands), Conv. Unsec. Euro
  Notes, 7.00%, 11/08/02              2,000,000      2,380,000
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)
Source One Mortgage Services
  Corp., Deb., 9.00%, 06/01/12      $ 1,130,000   $  1,199,570
--------------------------------------------------------------
Sun Canada Financial Co., Gtd.
  Sub. Notes, 6.63%, 12/15/07
  (Acquired 10/14/99; Cost
  $654,311)(a)                          700,000        667,169
--------------------------------------------------------------
                                                    20,320,039
--------------------------------------------------------------
FOODS-0.85%
Grand Metropolitan Investment
  Corp, Gtd. Bonds, 7.45%,
  04/15/35                            5,000,000      4,990,900
--------------------------------------------------------------
GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.81%
Hollywood Casino Corp., Sr. Sec.
  Gtd. Sub. Notes, 11.25%,
  05/01/07                            1,200,000      1,230,000
--------------------------------------------------------------
Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                            3,500,000      3,552,500
--------------------------------------------------------------
                                                     4,782,500
--------------------------------------------------------------
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.35%
Warner Chilcott, Inc., Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08(d)     2,000,000      2,070,000
--------------------------------------------------------------
HOUSEHOLD FURNISHING &
  APPLIANCES-0.48%
O'Sullivan Industries, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  13.38%, 10/15/09                    3,000,000      2,820,000
--------------------------------------------------------------
HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.45%
Procter & Gamble Co. (The),
  Putable Deb., 8.00%, 09/01/24       2,500,000      2,665,875
--------------------------------------------------------------
INSURANCE (LIFE/HEALTH)-1.07%
American General Finance Corp.,
  Sr. Notes, 8.45%, 10/15/09          2,100,000      2,157,414
--------------------------------------------------------------
Americo Life, Inc., Sr. Sub.
  Notes, 9.25%, 06/01/05              1,000,000        945,000
--------------------------------------------------------------
John Hancock Global Funding II,
  Sec. Medium Term Notes, 7.90%,
  07/02/10 (Acquired 06/23/00;
  Cost $1,995,220)(a)                 2,000,000      2,011,820
--------------------------------------------------------------
Torchmark Corp., Notes, 7.88%,
  05/15/23                            1,325,000      1,142,799
--------------------------------------------------------------
                                                     6,257,033
--------------------------------------------------------------
INSURANCE (MULTI-LINE)-0.43%
AIG SunAmerica Global Financing
  II, Sr. Sec. Notes, 7.60%,
  06/15/05 (Acquired 06/08/00;
  Cost $2,500,000)(a)                 2,500,000      2,526,875
--------------------------------------------------------------
INSURANCE (PROPERTY &
  CASUALTY)-1.50%
GE Global Insurance Holdings
  Corp., Notes, 7.75%, 06/15/30       4,800,000      4,864,320
--------------------------------------------------------------
Terra Nova Insurance PLC (United
  Kingdom), Sr. Unsec. Gtd. Yankee
  Notes,
  7.00%, 05/15/08                     2,000,000      1,872,940
--------------------------------------------------------------
  7.20%, 08/15/07                     2,200,000      2,094,070
--------------------------------------------------------------
                                                     8,831,330
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
INVESTMENT BANKING/BROKERAGE-1.92%
Lehman Brothers Holdings Inc.,
  Notes, 8.50%, 08/01/15            $ 4,490,000   $  4,546,484
--------------------------------------------------------------
  Sr. Sub. Notes, 7.38%, 01/15/07     3,585,000      3,450,312
--------------------------------------------------------------
  Series E, Medium Term Notes,
    9.34%, 02/10/28(e)                8,700,000        707,745
--------------------------------------------------------------
  Putable Sr. Notes, 8.80%,
    03/01/15                          1,640,000      1,687,265
--------------------------------------------------------------
Merrill Lynch & Co., Unsec. Notes,
  6.88%, 11/15/18                     1,000,000        904,270
--------------------------------------------------------------
                                                    11,296,076
--------------------------------------------------------------
IRON & STEEL-0.07%
Acme Metals Inc., Sr. Unsec. Gtd.
  Notes, 10.88%, 12/15/07(c)          3,240,000        437,400
--------------------------------------------------------------
LEISURE TIME (PRODUCTS)-0.28%
Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  06/15/09                            2,075,000      1,665,187
--------------------------------------------------------------
LODGING-HOTELS-0.31%
John Q. Hammons Hotels, Inc., Sec.
  First Mortgage Notes, 9.75%,
  10/01/05                            2,000,000      1,800,000
--------------------------------------------------------------
MANUFACTURING (DIVERSIFIED)-0.41%
Actuant Corp., Sr. Unsec. Gtd.
  Sub. Notes, 13.00%, 05/01/09
  (Acquired 07/21/00; Cost
  $1,164,365)(a)                      1,180,000      1,185,900
--------------------------------------------------------------
Anthony Crane Rentals LP-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 08/01/08                    1,500,000        828,750
--------------------------------------------------------------
Glenoit Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 04/15/07(c)     2,310,000        392,700
--------------------------------------------------------------
                                                     2,407,350
--------------------------------------------------------------
MANUFACTURING (SPECIALIZED)-0.55%
MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                            2,070,000      2,038,950
--------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes,
  12.75%, 06/15/10 (Acquired
  06/15/00; Cost $1,163,834)(a)       1,180,000      1,209,500
--------------------------------------------------------------
                                                     3,248,450
--------------------------------------------------------------
METALS MINING-0.90%
Centaur Mining and Exploration
  Ltd. (Australia), Sr. Gtd.
  Yankee Notes, 11.00%, 12/01/07      2,500,000      1,937,500
--------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec.
  Yankee Deb., 7.05%, 11/01/05        3,500,000      3,332,945
--------------------------------------------------------------
                                                     5,270,445
--------------------------------------------------------------
NATURAL GAS-3.15%
Dynegy Inc., Sr. Unsec. Deb.,
  7.13%, 05/15/18                     3,550,000      3,166,280
--------------------------------------------------------------
Enron Corp.,
  Sr. Sub. Deb., 8.25%, 09/15/12      4,100,000      4,196,637
--------------------------------------------------------------
  Series A, Medium Term Notes,
    8.38%, 05/23/05                   1,750,000      1,812,877
--------------------------------------------------------------
KN Capital Trust III, Gtd. Sub.
  Bonds, 7.63%, 04/15/28              2,500,000      2,204,650
--------------------------------------------------------------
Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                            3,000,000      3,166,920
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
NATURAL GAS-(CONTINUED)
Sonat Inc., Unsec. Notes, 7.63%,
  07/15/11                          $ 4,000,000   $  3,933,040
--------------------------------------------------------------
                                                    18,480,404
--------------------------------------------------------------
OIL & GAS (DRILLING &
  EQUIPMENT)-0.55%
NRG Energy, Inc., Sr. Unsec.
  Notes, 7.50%, 06/01/09              3,400,000      3,242,138
--------------------------------------------------------------
OIL & GAS (EXPLORATION &
  PRODUCTION)-2.11%
Den Norske Stats Oljeselskap A.S.
  (Norway), Yankee Deb., 7.38%,
  05/01/16 (Acquired 06/01/00;
  Cost $2,064,678)(a)                 2,200,000      2,108,194
--------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%,
  08/15/06                            3,500,000      3,489,325
--------------------------------------------------------------
Talisman Energy Inc. (Canada),
  Yankee Deb., 7.13%, 06/01/07        3,750,000      3,581,212
--------------------------------------------------------------
Union Pacific Resources Group
  Inc., Unsec. Deb., 7.50%,
  10/15/26                            3,350,000      3,196,737
--------------------------------------------------------------
                                                    12,375,468
--------------------------------------------------------------
OIL & GAS (REFINING &
  MARKETING)-1.32%
Petroleos Mexicanos-Series P
  (Mexico), Unsub. Yankee Notes,
  9.50%, 09/15/27                     2,600,000      2,697,110
--------------------------------------------------------------
Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.13%,
  07/01/06                            2,010,000      1,778,850
--------------------------------------------------------------
Tosco Corp., Unsec. Deb., 7.80%,
  01/01/27                            3,400,000      3,301,706
--------------------------------------------------------------
                                                     7,777,666
--------------------------------------------------------------
OIL (DOMESTIC INTEGRATED)-1.27%
Amerada Hess Corp., Bonds, 7.88%,
  10/01/29                            3,000,000      2,929,170
--------------------------------------------------------------
Occidental Petroleum Corp., Sr.
  Deb., 9.25%, 08/01/19               4,100,000      4,496,716
--------------------------------------------------------------
                                                     7,425,886
--------------------------------------------------------------
OIL (INTERNATIONAL
  INTEGRATED)-0.60%
YPF Sociedad Anonima (Argentina),
  Yankee Bonds, 9.13%, 02/24/09       3,500,000      3,546,620
--------------------------------------------------------------
PAPER & FOREST PRODUCTS-0.67%
Domtar, Inc. (Canada), Unsec.
  Yankee Deb., 9.50%, 08/01/16        3,750,000      3,914,063
--------------------------------------------------------------
PHOTOGRAPHY/IMAGING-0.40%
Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                    2,220,000      2,342,100
--------------------------------------------------------------
POWER PRODUCERS
  (INDEPENDENT)-0.48%
Kincaid Generation LLC, Sec.
  Bonds, 7.33%, 06/15/20 (Acquired
  04/30/98; Cost $2,004,940)(a)       1,977,000      1,823,980
--------------------------------------------------------------
Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.63%,
  08/20/12                              985,892        971,103
--------------------------------------------------------------
                                                     2,795,083
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
PUBLISHING (NEWSPAPERS)-2.33%
News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/34    $ 7,000,000   $  7,144,270
--------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13      5,250,000      5,585,895
--------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds,
    7.43%, 10/01/26                   1,000,000        973,470
--------------------------------------------------------------
                                                    13,703,635
--------------------------------------------------------------
RAILROADS-1.21%
CSX Corp., Sr. Unsec. Putable
  Deb., 7.25%, 05/01/27               7,250,000      7,090,573
--------------------------------------------------------------
REAL ESTATE INVESTMENT
  TRUSTS-0.88%
ERP Operating L.P., Unsec. Notes,
  7.13%, 10/15/17                     2,400,000      2,084,784
--------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec.
  Notes, 7.63%, 03/15/08              1,500,000      1,244,160
--------------------------------------------------------------
Spieker Properties, Inc., Unsec.
  Deb., 7.35%, 12/01/17               2,000,000      1,807,080
--------------------------------------------------------------
                                                     5,136,024
--------------------------------------------------------------
RETAIL (SPECIALTY)-0.98%
Amazon.com, Inc., Conv. Deb.,
  4.75%, 02/01/09 (Acquired
  01/29/99; Cost $2,507,500)(a)       2,500,000      1,368,750
--------------------------------------------------------------
CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06            715,000        559,488
--------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08             5,190,000      3,036,150
--------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%,
  08/15/08                              820,000        795,400
--------------------------------------------------------------
                                                     5,759,788
--------------------------------------------------------------
RETAIL (SPECIALTY-APPAREL)-0.25%
Big 5 Corp.-Series B, Sr. Unsec.
  Notes, 10.88%, 11/15/07             1,625,000      1,482,813
--------------------------------------------------------------
SAVINGS & LOAN COMPANIES-2.04%
Dime Capital Trust I-Series A,
  Gtd. Bonds, 9.33%, 05/06/27         2,020,000      1,876,035
--------------------------------------------------------------
Sovereign Bancorp, Inc., Medium
  Term Sub. Notes, 8.00%, 03/15/03    5,050,000      4,827,245
--------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec.
  Notes, 7.13%, 02/15/04              1,500,000      1,449,915
--------------------------------------------------------------
Washington Mutual Cap I,
  Sec. Gtd. Bonds, 8.38%, 06/01/27    1,485,000      1,340,703
--------------------------------------------------------------
  Sub. Notes, 8.25%, 04/01/10         2,500,000      2,491,125
--------------------------------------------------------------
                                                    11,985,023
--------------------------------------------------------------
SERVICES (COMMERCIAL &
  CONSUMER)-0.33%
Avis Group Holdings, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  05/01/09                            1,850,000      1,956,375
--------------------------------------------------------------
SERVICES (EMPLOYMENT)-0.32%
MSX International, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.38%,
  01/15/08                            1,980,000      1,871,100
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
SOVEREIGN DEBT-1.58%
Newfoundland (Province of)
  (Canada), Unsec. Yankee Deb.,
  9.00%, 06/01/19                   $ 4,000,000   $  4,569,160
--------------------------------------------------------------
Quebec (Province of)
  (Canada)-Series A, Medium Term
  Putable Yankee Notes, 6.29%,
  03/06/26(g)                         4,800,000      4,693,824
--------------------------------------------------------------
                                                     9,262,984
--------------------------------------------------------------
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.47%
Crown Castle International Corp.,
  Sr. Notes, 10.75%, 08/01/11         1,100,000      1,133,000
--------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                    1,940,000      1,619,900
--------------------------------------------------------------
Nextel Communications, Inc.,
  Sr. Notes, 12.00%, 11/01/08         3,375,000      3,645,000
--------------------------------------------------------------
  Sr. Notes, 12.75%, 08/01/10
    (Acquired 07/26/00; Cost
    $986,220)(a)                      1,000,000        997,500
--------------------------------------------------------------
Orion Network Systems, Inc., Sr.
  Gtd. Sub. Notes, 11.25%,
  01/15/07                            2,000,000      1,230,000
--------------------------------------------------------------
                                                     8,625,400
--------------------------------------------------------------
TELECOMMUNICATIONS (LONG
  DISTANCE)-3.50%
360networks Inc. (Canada),
  Sr. Unsec. Yankee Notes, 12.00%,
    08/01/09                          1,000,000        935,000
--------------------------------------------------------------
  Sr. Yankee Notes, 12.50%,
    12/15/05                          1,430,000      1,426,425
--------------------------------------------------------------
Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07      3,500,000      3,062,500
--------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee
  Notes, 11.50%, 12/15/07             1,500,000      1,087,500
--------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Unsec. Notes,
  11.25%, 01/15/09                    3,500,000      2,152,500
--------------------------------------------------------------
  12.75%, 10/15/09                    1,560,000        959,400
--------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%,
  10/15/19                            2,500,000      2,873,125
--------------------------------------------------------------
Versatel Telecom International
  N.V. (Netherlands), Sr. Yankee
  Notes, 13.25%, 05/15/08             1,370,000      1,411,100
--------------------------------------------------------------
Williams Communications Group,
  Inc., Sr. Unsec. Notes, 10.70%,
  10/01/07                            3,000,000      2,910,000
--------------------------------------------------------------
WorldCom, Inc., Notes, 8.00%,
  05/15/06                            3,650,000      3,720,701
--------------------------------------------------------------
                                                    20,538,251
--------------------------------------------------------------
TELEPHONE-5.19%
Alestra S.A. (Mexico), Sr. Yankee
  Notes, 12.63%, 05/15/09             2,380,000      2,314,550
--------------------------------------------------------------
AT&T Canada Inc. (Canada), Sr.
  Unsec. Yankee Notes 7.65%,
  09/15/06                            2,800,000      2,792,871
--------------------------------------------------------------
Bell Atlantic Financial Services,
  Inc.- Series REGS, Conv. Bonds,
  4.25%, 09/15/05                     2,700,000      3,170,100
--------------------------------------------------------------
CFW Communications Co., Sr. Notes,
  13.00%, 08/15/10 (Acquired
  07/21/00; Cost $1,750,328)(a)(f)    1,775,000      1,775,000
--------------------------------------------------------------
Deutsche Telekom International
  Finance B.V. (Netherlands),
  Unsec. Unsub. Yankee Bonds,
  8.00%, 06/15/10                     2,700,000      2,725,299
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
TELEPHONE-(CONTINUED)
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%, 02/15/08(b)  $ 4,000,000   $  2,248,960
--------------------------------------------------------------
Intermedia Communications,
  Inc.-Series B, Sr. Disc. Notes,
  11.25%, 07/15/07(b)                 2,300,000      1,552,500
--------------------------------------------------------------
Logix Communications Enterprises,
  Sr. Unsec. Notes, 12.25%,
  06/15/08                            1,000,000        252,500
--------------------------------------------------------------
NTL Inc.-Series B, Sr. Disc.
  Notes, 11.50%, 02/01/06(b)          1,475,000      1,386,500
--------------------------------------------------------------
Qwest Communications International
  Inc., Sr. Unsec. Notes, 7.50%,
  11/01/08                            3,050,000      2,984,212
--------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.
  (Mexico), Conv. Yankee Notes,
  4.25%, 06/15/04                     3,000,000      3,817,500
--------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec.
  Notes, 15.00%, 07/01/08             5,000,000      5,462,500
--------------------------------------------------------------
                                                    30,482,492
--------------------------------------------------------------
TRUCKERS-1.18%
North American Van Lines Inc., Sr.
  Sub. Notes, 13.38%, 12/01/09(d)     5,000,000      4,725,000
--------------------------------------------------------------
Travelcenters of America, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/01/07                    2,180,000      2,207,250
--------------------------------------------------------------
                                                     6,932,250
--------------------------------------------------------------
WASTE MANAGEMENT-2.97%
Allied Waste North America
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 08/01/09(d)     4,920,000      4,317,300
--------------------------------------------------------------
Browning-Ferris Industries, Inc.,
  Deb.,
  7.40%, 09/15/35                     1,200,000        774,000
--------------------------------------------------------------
  9.25%, 05/01/21                     2,570,000      2,197,350
--------------------------------------------------------------
Waste Management, Inc., Sr. Unsec.
  Notes,
  7.13%, 10/01/07                     3,710,000      3,388,158
--------------------------------------------------------------
  7.13%, 12/15/17                       935,000        796,583
--------------------------------------------------------------
Unsec. Putable Notes, 7.10%,
  08/01/26                            6,270,000      5,984,339
--------------------------------------------------------------
                                                    17,457,730
--------------------------------------------------------------
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $526,526,492)                                497,738,360
--------------------------------------------------------------

                                     PRINCIPAL
                                     AMOUNT(h)
NON-U.S. DOLLAR DENOMINATED BONDS
  & NOTES-9.00%
AUSTRALIA-0.36%
State Bank New South Wales-Series
  E (Banks-Major Regional), Sr.
  Unsec. Gtd. Medium Term Notes,
  8.63%, 08/20/01 AUD                 3,600,000      2,126,493
--------------------------------------------------------------
CANADA-3.39%
AT&T Canada Inc. (Telephone), Sr.
  Unsec. Notes, 7.15%, 09/23/04CAD    1,150,000        780,007
--------------------------------------------------------------
Bell Mobility Cellular Inc.
  (Telecommunications-Cellular/Wireless),
  Deb., 6.55%, 06/02/08        CAD    2,250,000      1,478,020
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)       VALUE
CANADA-(CONTINUED)
Canadian Pacific Ltd.-Series D
  (Manufacturing-Diversified),
  Unsec. Medium Term Notes, 5.85%,
  03/30/09 (Acquired 03/24/99;
  Cost $2,149,150)(a)          CAD    3,250,000   $  2,029,397
--------------------------------------------------------------
Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes,
  10.40%, 05/15/08(b)          CAD    9,050,000      3,698,039
--------------------------------------------------------------
  11.75%, 08/13/07(b)          CAD    8,200,000      3,847,111
--------------------------------------------------------------
Export Development Corp.
  (Sovereign Debt), Sr. Unsec.
  Unsub. Notes, 6.50%, 12/21/04NZD    2,150,000        933,761
--------------------------------------------------------------
Microcell Telecommunications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes, 11.13%,
  10/15/07(b)  CAD                    3,500,000      1,653,831
--------------------------------------------------------------
Ontario (Province of) (Sovereign
  Debt), Unsec. Unsub. Notes,
  6.25%, 12/03/08 NZD                 2,500,000      1,019,756
--------------------------------------------------------------
Rogers Cablesystems
  (Broadcasting-Television, Radio
  & Cable), Sr. Sec. Second
  Priority Deb., 9.65%,
  01/15/14             CAD            3,300,000      2,352,862
--------------------------------------------------------------
TransCanada Pipelines-Series Q
  (Natural Gas), Deb., 10.63%,
  10/20/09            CAD             1,750,000      1,449,438
--------------------------------------------------------------
Westcoast Energy Inc.-Series V
  (Natural Gas), Unsec. Deb.,
  6.45%, 12/18/06 (Acquired
  12/03/96; Cost $739,169)(a)  CAD    1,000,000        664,721
--------------------------------------------------------------
                                                    19,906,943
--------------------------------------------------------------
CAYMAN ISLANDS-0.52%
Sutton Bridge Financial Ltd.
  (Power Producers-Independent),
  Gtd. Euro Bonds, 8.63%,
  06/30/22(d)                 GBP     2,000,000      3,079,298
--------------------------------------------------------------
FRANCE-0.51%
Vivendi Environment (Waste
  Management), Conv. Bonds, 1.50%,
  01/01/05       EUR                  1,050,000      2,973,891
--------------------------------------------------------------
NETHERLANDS-1.23%
Grapes Communications N.V.
  (Telecommunications-Cellular/Wireless),
  Sr. Notes, 13.50%, 05/15/10
  (Acquired 05/03/00; Cost
  $12,085,640)(a)(f)                  2,300,000      1,919,822
--------------------------------------------------------------
Tecnost International
  N.V.-(Telephone) Series E, Gtd.
  Medium Term Notes, 6.13%,
  07/30/09                         EUR   2,050,000    1,769,144
--------------------------------------------------------------
Tele1 Europe B.V.
  (Telecommunications-Long
  Distance), Sr. Notes, 11.88%,
  12/01/09 EUR                        3,750,000      3,504,022
--------------------------------------------------------------
                                                     7,192,988
--------------------------------------------------------------
NEW ZEALAND-0.35%
Inter-American Development Bank
  (Banks- Money Center), Unsec.
  Bonds, 5.75%, 04/15/04       NZD    4,750,000      2,029,258
--------------------------------------------------------------
NORWAY-0.39%
Enitel ASA
  (Telecommunications-Long
  Distance), Sr. Notes, 12.50%,
  04/15/10 EUR                        2,500,000      2,272,253
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)       VALUE
UNITED KINGDOM-2.25%
Airtours PLC (Services-Commercial
  & Consumer), Conv. Sub. Notes,
  5.75%, 01/05/04 (Acquired
  12/09/98; Cost $3,091,887)(a)GBP    1,869,000   $  2,566,138
--------------------------------------------------------------
British Sky Broadcasting Group PLC
  (Broadcasting-Television, Radio
  & Cable), Sr. Gtd. Unsec. Unsub.
  Notes, 7.75%, 07/09/09       GBP    1,750,000      2,528,772
--------------------------------------------------------------
Energis PLC (Telephone), Sr.
  Notes, 9.13%, 03/15/10       GBP    3,000,000      4,320,176
--------------------------------------------------------------
Jazztel PLC (Telephone), Sr.
  Unsec. Notes, 13.25%,
  12/15/09                 EUR        2,260,000      1,907,394
--------------------------------------------------------------
Scotia Holdings PLC (Health
  Care-Drugs- Generic & Other),
  Conv. Unsec. Notes, 8.50%,
  03/26/02                  GBP       1,500,000      1,915,604
--------------------------------------------------------------
                                                    13,238,084
--------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $60,180,822)                            52,819,208
--------------------------------------------------------------

                                      SHARES
STOCKS & OTHER EQUITY
  INTERESTS-2.72%
BANKS (REGIONAL)-1.06%
First Republic Capital
  Corp.-Series A-Pfd. (Acquired
  05/26/99; Cost $3,500,000)(a)           3,500      3,141,250
--------------------------------------------------------------
Westpac Banking Corp., STRYPES
  Trust-$3.14 Conv. Pfd.                 95,000      3,069,688
--------------------------------------------------------------
                                                     6,210,938
--------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.00%
Knology Inc.-Wts., expiring
  10/22/07 (Acquired 03/12/98;
  Cost $0)(a)(i)                          4,100         10,250
--------------------------------------------------------------
COMPUTERS (PERIPHERALS)-0.04%
Equinix Inc.-Wts., expiring
  12/01/07 (Acquired 05/30/00;
  Cost $0)(a)(i)                          3,540        247,800
--------------------------------------------------------------
COMPUTERS (SOFTWARE &
  SERVICES)-0.24%
Microsoft Corp.(j)                       20,291      1,416,582
--------------------------------------------------------------
ELECTRICAL EQUIPMENT-0.00%
Electronic Retailing Systems
  International, Inc.-Wts.,
  expiring 02/01/04(i)                    3,630          3,630
--------------------------------------------------------------
FOODS-0.13%
Ralston Purina Group.-$4.34 Conv.
  Pfd.                                   23,000        764,750
--------------------------------------------------------------
HOUSEHOLD FURNISHING &
  APPLIANCES-0.02%
O'Sullivan Industries, Inc.-Wts.,
  expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(a)(i)                6,000         90,000
--------------------------------------------------------------
METAL FABRICATORS-0.00%
Gulf States Steel, Inc.-Wts.,
  expiring 04/15/03(i)                    1,650             --
--------------------------------------------------------------
SERVICES (COMMERCIAL &
  CONSUMER)-0.33%
Cendant Corp.-$3.75 Conv. PRIDES         78,000      1,579,500
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
SERVICES (COMMERCIAL & CONSUMER)-(CONTINUED)
Cendant Corp.-Rts., expiring
  02/14/01(i)                            50,000   $    375,000
--------------------------------------------------------------
                                                     1,954,500
--------------------------------------------------------------
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.38%
Clearnet Communications Inc.-Class
  A-ADR (Canada)(j)                       5,874        165,206
--------------------------------------------------------------
Loral Space & Communications
  Ltd.(j)                                 2,059         10,681
--------------------------------------------------------------
WebLink Wireless, Inc.(j)               204,685      2,059,643
--------------------------------------------------------------
                                                     2,235,530
--------------------------------------------------------------
TELECOMMUNICATIONS (LONG
  DISTANCE)-0.52%
Enitel ASA (Norway)-Wts., expiring
  04/05/05(i)                             2,500         23,186
--------------------------------------------------------------
Versatel Telecom International
  N.V.-ADR (Netherlands)(j)              17,663        565,216
--------------------------------------------------------------
Viatel, Inc., $3.88 Conv. Pfd.
  (Acquired 04/07/00; Cost
  $5,000,000)(a)                        100,000      2,462,500
--------------------------------------------------------------
                                                     3,050,902
--------------------------------------------------------------
    Total Stocks & Other Equity
      Interests (Cost $21,633,642)                  15,984,882
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. TREASURY NOTES-1.47%
  6.63%, 05/31/02                   $ 3,000,000   $  3,013,710
--------------------------------------------------------------
  6.75%, 05/15/05                     5,500,000      5,636,620
--------------------------------------------------------------
                                                     8,650,330
--------------------------------------------------------------
    Total U.S. Treasury Notes
      (Cost $8,629,961)                              8,650,330
--------------------------------------------------------------

                                      SHARES
MONEY MARKET FUNDS-0.48%
STIC Liquid Assets Portfolio(k)       1,416,926      1,416,926
--------------------------------------------------------------
STIC Prime Portfolio(k)               1,416,926      1,416,926
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $2,833,852)                                    2,833,852
--------------------------------------------------------------
TOTAL INVESTMENTS-98.43% (Cost
  $619,804,769)                                    578,026,632
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.57%                                  9,202,630
--------------------------------------------------------------
NET ASSETS-100.00%                                $587,229,262
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
AUD    - Australian Dollar
CAD    - Canadian Dollar
Conv.   - Convertible
Ctfs.    - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR    - Euro
GBP    - British Pound Sterling
Gtd.    - Guaranteed
NZD    - New Zealand Dollar
Pfd.    - Preferred
PRIDES  - Preferred Redemption Increase Dividend Equity Security
REIT    - Real Estate Investment Trust
REGS   - Regulation S
Rts.    - Rights
Sec.    - Secured
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a)Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 07/31/00 was $53,183,661 which represented 9.06% of the Fund's net assets.
(b)Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d)Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(e)Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(f)Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit contains warrants that enable the holder to purchase shares of the issuer at a predetermined price.
(g)Step-up bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)Foreign denominated security. Par value is denominated in currency indicated.
(i)Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j)Non-income producing security.
(k)The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-83.31%
AIR FREIGHT-0.69%
Atlas Air, Inc., Sr. Unsec. Notes,
  10.75%, 08/01/05                  $ 3,970,000   $  4,089,100
--------------------------------------------------------------
AIRLINES-4.21%
Air 2 US-Series C, Equipment Trust
  Ctfs., 10.13%, 10/01/20
  (Acquired 10/28/99; Cost
  $3,750,000)(a)                      3,750,000      3,898,200
--------------------------------------------------------------
Airplanes Pass Through
  Trust-Series D, Gtd. Sub. Bonds,
  10.88%, 03/15/19                    1,787,737      1,453,457
--------------------------------------------------------------
Delta Air Lines, Inc., Deb.,
  9.00%, 05/15/16                       700,000        674,170
--------------------------------------------------------------
  10.38%, 12/15/22                    4,000,000      4,287,040
--------------------------------------------------------------
  Equipment Trust Ctfs., 10.50%,
    04/30/16                          5,000,000      5,721,450
--------------------------------------------------------------
Dunlop Standard Aerospace Holdings
  PLC (United Kingdom), Sr. Unsec.
  Yankee Sub. Notes, 11.88%,
  05/15/09                            2,700,000      2,659,500
--------------------------------------------------------------
United Air Lines, Inc.,
  Deb., 9.75%, 08/15/21 (Acquired
    09/23/99; Cost $4,205,475)(a)     3,750,000      3,618,562
--------------------------------------------------------------
  Series 95A2, Pass Through Ctfs.,
    9.56%, 10/19/18                   2,325,000      2,565,823
--------------------------------------------------------------
                                                    24,878,202
--------------------------------------------------------------
AUTO PARTS & EQUIPMENT-0.76%
Advance Stores Co., Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                    2,585,000      2,106,775
--------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                            2,640,000      2,376,000
--------------------------------------------------------------
                                                     4,482,775
--------------------------------------------------------------
AUTOMOBILES-0.40%
DaimlerChrysler N.A. Holding
  Corp., Gtd. Notes, 8.00%,
  06/15/10                            2,300,000      2,340,710
--------------------------------------------------------------
BANKS (MAJOR REGIONAL)-2.37%
BB&T Corp., Putable Sub. Notes,
  6.38%, 06/30/05                     1,000,000        935,650
--------------------------------------------------------------
Crestar Financial Corp., Sub.
  Notes, 8.75%, 11/15/04                645,000        669,097
--------------------------------------------------------------
Midland Bank PLC (United Kingdom),
  Yankee Sub. Notes, 7.65%,
  05/01/25                            1,870,000      1,864,222
--------------------------------------------------------------
Regions Financial Corp., Putable
  Sub. Notes, 7.75%, 09/15/24         3,650,000      3,667,666
--------------------------------------------------------------
Republic New York Corp.,
  Sub. Deb., 9.50%, 04/15/14          2,750,000      3,044,002
--------------------------------------------------------------
  Sub. Notes, 9.70%, 02/01/09         2,500,000      2,735,775
--------------------------------------------------------------
Union Planters Bank N.A., Unsec.
  Sub. Notes, 6.50%, 03/15/08         1,240,000      1,085,769
--------------------------------------------------------------
                                                    14,002,181
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
BANKS (MONEY CENTER)-1.53%
First Union Corp., Putable Sub.
  Deb.,
  6.55%, 10/15/35                   $   660,000   $    622,783
--------------------------------------------------------------
  7.50%, 04/15/35                     5,000,000      4,931,650
--------------------------------------------------------------
NCNB Corp., Sub. Notes, 9.38%,
  09/15/09                            3,200,000      3,493,056
--------------------------------------------------------------
                                                     9,047,489
--------------------------------------------------------------
BANKS (REGIONAL)-2.06%
Banponce Trust I-Series A, Gtd.
  Notes, 8.33%, 02/01/27              3,000,000      2,660,760
--------------------------------------------------------------
Mercantile Bancorp., Inc., Unsec.
  Sub. Notes, 7.30%, 06/15/07         3,585,000      3,461,748
--------------------------------------------------------------
NBD Bank N.A. Michigan, Putable
  Sub. Deb., 8.25%, 11/01/24          2,800,000      2,885,792
--------------------------------------------------------------
Riggs Capital Trust II-Series C,
  Gtd. Sec. Bonds, 8.88%, 03/15/27    3,800,000      3,121,662
--------------------------------------------------------------
                                                    12,129,962
--------------------------------------------------------------
BEVERAGES (ALCOHOLIC)-0.67%
J Seagram & Sons, Gtd. Deb.,
  9.65%, 08/15/18                     3,500,000      3,976,805
--------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO &
  CABLE)-7.74%
AT&T Corp.-Liberty Media Group,
  Bonds, 7.88%, 07/15/09              1,500,000      1,447,530
--------------------------------------------------------------
  Sr. Unsec. Deb., 8.25%, 02/01/30    3,400,000      3,140,750
--------------------------------------------------------------
British Sky Broadcasting Group PLC
  (United Kingdom), Sr. Unsec.
  Gtd. Yankee Notes, 8.20%,
  07/15/09                            5,400,000      5,094,198
--------------------------------------------------------------
CF Cable TV Inc. (Canada), Sr.
  Sec. Priority Yankee Notes,
  9.13%, 07/15/07                     2,000,000      2,116,360
--------------------------------------------------------------
Charter Communications Holdings,
  LLC/Charter Communications
  Holdings Capital Corp., Sr.
  Unsec. Disc. Notes, 9.92%,
  04/01/11(b)                         2,500,000      1,431,250
--------------------------------------------------------------
Comcast Cable Communications,
  Notes, 8.88%, 05/01/17              5,000,000      5,371,000
--------------------------------------------------------------
  Sr. Unsec. Notes, 8.50%,
    05/01/27                          3,000,000      3,145,080
--------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  02/16/00; Cost $3,771,614)(a)       3,800,000      3,781,418
--------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec.
  Deb.,
  Sr. Unsec. Deb., 7.88%, 02/15/18    1,000,000        922,940
--------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%,
    12/15/07                          6,850,000      6,641,280
--------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(b)                         3,930,000      2,456,250
--------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(b)          4,100,000      2,224,250
--------------------------------------------------------------
Lenfest Communications, Inc., Sr.
  Unsec. Sub. Notes, 8.25%,
  02/15/08                            5,000,000      4,953,350
--------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Netherlands)-Series B, Sr.
  Unsec. Disc. Yankee Notes,
  13.38%, 11/01/09(b)                 6,000,000      2,940,000
--------------------------------------------------------------
                                                    45,665,656
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
BUILDING MATERIALS-0.48%
Blount Inc., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 08/01/09           $ 2,750,000   $  2,818,750
--------------------------------------------------------------
CHEMICALS-0.48%
Sterling Chemicals, Inc.-Series B,
  Sr. Gtd. Sec. Sub. Notes,
  12.38%, 07/15/06                    2,750,000      2,846,250
--------------------------------------------------------------
CHEMICALS (SPECIALTY)-0.02%
Key Plastics Holdings, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 03/15/07(c)                 1,325,000        139,125
--------------------------------------------------------------
COMPUTERS (HARDWARE)-0.37%
Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/20/98; Cost
  $2,000,000)(a)                      2,000,000      1,450,000
--------------------------------------------------------------
Lattice Semiconductor Corp., Conv.
  Notes, 4.75%, 11/01/06 (Acquired
  12/03/99; Cost $538,200)(a)           390,000        705,412
--------------------------------------------------------------
                                                     2,155,412
--------------------------------------------------------------
COMPUTERS (NETWORKING)-0.34%
Exodus Communications, Inc., Sr.
  Unsec. Notes, 11.25%, 07/01/08      2,025,000      2,014,875
--------------------------------------------------------------
COMPUTERS (PERIPHERALS)-0.62%
Equinix Inc., Sr. Notes, 13.00%,
  12/01/07(d)(e)                      3,540,000      3,655,050
--------------------------------------------------------------
CONSUMER FINANCE-2.56%
Capital One Financial Corp.,
  Unsec. Notes, 7.25%, 05/01/06       2,500,000      2,306,150
--------------------------------------------------------------
CitiFinancial Credit Co., Putable
  Notes, 7.88%, 02/01/25              1,400,000      1,410,738
--------------------------------------------------------------
Countrywide Home Loans,
  Inc.-Series H, Unsec. Gtd.
  Medium Term Sub Notes, 6.25%,
  04/15/09                            1,600,000      1,397,712
--------------------------------------------------------------
General Motors Acceptance Corp.,
  Notes, 5.75%, 11/10/03              2,500,000      2,386,100
--------------------------------------------------------------
Household Finance Corp., Sr.
  Unsec. Notes, 8.00%, 05/09/05       2,500,000      2,519,125
--------------------------------------------------------------
MBNA Capital I-Series A, Gtd.
  Bonds, 8.28%, 12/01/26              6,065,000      5,084,047
--------------------------------------------------------------
                                                    15,103,872
--------------------------------------------------------------
DISTRIBUTORS (FOOD & HEALTH)-0.23%
Fleming Companies, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.63%, 07/31/07                    1,600,000      1,352,000
--------------------------------------------------------------
ELECTRIC COMPANIES-6.69%
Cleveland Electric Illuminating
  Co. (The)- Series D, Sr. Sec.
  Notes, 7.88%, 11/01/17              3,800,000      3,638,895
--------------------------------------------------------------
CMS Energy Corp., Sr. Unsec.
  Notes, 8.13%, 05/15/02                850,000        847,033
--------------------------------------------------------------
El Paso Electric Co.-Series E,
  Sec. First Mortgage Bonds,
  9.40%, 05/01/11                     3,000,000      3,163,560
--------------------------------------------------------------
Indiana Michigan Power Co.-Series
  F, Sec. Lease Obligation Bonds,
  9.82%, 12/07/22                     4,967,714      5,374,371
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
ELECTRIC COMPANIES-(CONTINUED)
Niagara Mohawk Holdings Inc.,
  First Mortgage Notes, 7.75%,
    05/15/06                        $ 4,300,000   $  4,262,031
--------------------------------------------------------------
  Series H, Sr. Unsec. Disc.
    Notes, 8.50%, 07/01/10(b)        10,000,000      7,649,300
--------------------------------------------------------------
Public Service Company of New
  Mexico- Series A, Sr. Unsec.
  Notes, 7.10%, 08/01/05              1,200,000      1,166,412
--------------------------------------------------------------
Southern Energy, Inc., Sr. Notes,
  7.90%, 07/15/09 (Acquired
  07/21/99-12/03/99; Cost
  $5,978,820)(a)                      6,000,000      5,551,320
--------------------------------------------------------------
Texas-New Mexico Power Co., Sr.
  Sec. Notes, 6.25%, 01/15/09         4,050,000      3,476,317
--------------------------------------------------------------
Western Resources, Inc., Sr.
  Unsec. Notes, 7.13%, 08/01/09       5,352,000      4,384,572
--------------------------------------------------------------
                                                    39,513,811
--------------------------------------------------------------
ELECTRONICS (COMPONENT
  DISTRIBUTORS)-0.55%
Israel Electric Corp. Ltd.
  (Israel),
  Series E, Sr. Sec. Medium Term
    Yankee Notes, 7.75%, 03/01/09
    (Acquired 04/13/00; Cost
    $2,138,136)(a)                    2,200,000      2,125,200
--------------------------------------------------------------
  Yankee Deb., 7.75%, 12/15/27
    (Acquired 06/09/00; Cost
    $1,141,374)(a)                    1,300,000      1,138,878
--------------------------------------------------------------
                                                     3,264,078
--------------------------------------------------------------
ENGINEERING & CONSTRUCTION-0.38%
Morrison Knudsen Corp., Sr. Notes,
  11.00%, 07/01/10 (Acquired
  06/28/00; Cost $2,233,395)(a)       2,250,000      2,244,375
--------------------------------------------------------------
ENTERTAINMENT-2.32%
Callahan Nordrhein Westfalen
  (Denmark), Sr. Yankee Notes,
  14.00%, 07/15/10 (Acquired
  06/29/00; Cost $1,100,000)(a)       1,100,000      1,101,375
--------------------------------------------------------------
Time Warner Inc., Deb.,
  9.13%, 01/15/13                     5,000,000      5,434,900
--------------------------------------------------------------
  9.15%, 02/01/23                     6,500,000      7,133,620
--------------------------------------------------------------
                                                    13,669,895
--------------------------------------------------------------
FINANCIAL (DIVERSIFIED)-3.86%
Associates Corp. of North America,
  Sr. Deb., 6.95%, 11/01/18           1,000,000        884,380
--------------------------------------------------------------
Beaver Valley Funding Corp., Sec.
  Lease Obligations Deb., 9.00%,
  06/01/17                            1,500,000      1,483,665
--------------------------------------------------------------
Citicorp Lease-Class A2, Series
  1999-1, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00; Cost $2,172,874)(a)       2,200,000      2,193,576
--------------------------------------------------------------
General Electric Capital
  Corp.-Series A, Medium Term
  Notes, 7.38%, 01/19/10              5,600,000      5,650,064
--------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec.
  Notes,
  7.38%, 11/01/09                     1,750,000      1,647,520
--------------------------------------------------------------
  8.00%, 06/15/05                     2,300,000      2,295,009
--------------------------------------------------------------
Hutchison Delta Finance
  Ltd.-Series REGS (Cayman
  Islands), Conv. Unsec. Euro
  Notes, 7.00%, 11/08/02              2,000,000      2,350,000
--------------------------------------------------------------
Source One Mortgage Services
  Corp., Deb., 9.00%, 06/01/12        1,130,000      1,200,627
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)
Sumitomo Bank International
  Finance N.V. (Japan), Gtd. Sub.
  Yankee Notes, 8.50%, 06/15/09     $ 4,350,000   $  4,407,289
--------------------------------------------------------------
Sun Canada Financial Co., Gtd.
  Sub. Notes, 6.63%, 12/15/07
  (Acquired 10/14/99; Cost
  $654,311)(a)                          700,000        667,533
--------------------------------------------------------------
                                                    22,779,663
--------------------------------------------------------------
FOODS-0.85%
Grand Metropolitan Investment,
  Gtd. Bonds, 7.45%, 04/15/35         5,000,000      5,006,000
--------------------------------------------------------------
GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.60%
Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                            3,500,000      3,552,500
--------------------------------------------------------------
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.35%
Warner Chilcott, Inc., Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08(d)     2,000,000      2,050,000
--------------------------------------------------------------
HOUSEHOLD FURNISHING &
  APPLIANCES-0.49%
O'Sullivan Industries, Inc., Sr.
  Sub. Notes, 13.38%, 10/15/09        3,000,000      2,902,500
--------------------------------------------------------------
HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.45%
Procter & Gamble Co. (The),
  Putable Deb., 8.00%, 09/01/24       2,500,000      2,646,125
--------------------------------------------------------------
INSURANCE (LIFE/HEALTH)-1.06%
American General Finance Corp.,
  Sr. Notes, 8.45%, 10/15/09          2,100,000      2,159,472
--------------------------------------------------------------
Americo Life, Inc., Sr. Sub.
  Notes, 9.25%, 06/01/05              1,000,000        945,000
--------------------------------------------------------------
John Hancock Global Funding II,
  Sec. Medium Term Notes, 7.90%,
  07/02/10 (Acquired 06/23/00;
  Cost $1,995,220)(a)                 2,000,000      2,013,800
--------------------------------------------------------------
Torchmark Corp., Notes, 7.88%,
  05/15/23                            1,325,000      1,127,668
--------------------------------------------------------------
                                                     6,245,940
--------------------------------------------------------------
INSURANCE (MULTI-LINE)-0.43%
AIG SunAmerica Global Financing
  II, Sr. Sec. Notes, 7.60%,
  06/15/05 (Acquired 06/08/00;
  Cost $2,500,000)(a)                 2,500,000      2,518,025
--------------------------------------------------------------
INSURANCE (PROPERTY &
  CASUALTY)-1.48%
GE Global Insurance Holdings
  Corp., Notes, 7.75%, 06/15/30       4,800,000      4,760,112
--------------------------------------------------------------
Terra Nova Insurance PLC (United
  Kingdom), Sr. Unsec. Gtd. Yankee
  Notes,
  7.00%, 05/15/08                     2,000,000      1,873,480
--------------------------------------------------------------
  7.20%, 08/15/07                     2,200,000      2,094,466
--------------------------------------------------------------
                                                     8,728,058
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
INVESTMENT BANKING/BROKERAGE-1.72%
Lehman Brothers Holdings Inc.,
  Notes, 8.50%, 08/01/15            $ 4,490,000   $  4,426,691
--------------------------------------------------------------
  Sr. Sub. Notes, 7.38%, 01/15/07     3,585,000      3,403,025
--------------------------------------------------------------
  Series E, Medium Term Notes,
    9.09%, 02/10/28(f)                8,700,000        679,557
--------------------------------------------------------------
  Putable Sr. Notes, 8.80%,
    03/01/15                          1,640,000      1,657,417
--------------------------------------------------------------
                                                    10,166,690
--------------------------------------------------------------
IRON & STEEL-0.15%
Acme Metals Inc., Sr. Unsec. Gtd.
  Notes, 10.88%, 12/15/07(c)          3,240,000        502,200
--------------------------------------------------------------
GS Technologies Operating Co.,
  Inc., Sr. Gtd. Notes, 12.00%,
  09/01/04                            1,585,000        404,175
--------------------------------------------------------------
                                                       906,375
--------------------------------------------------------------
LEISURE TIME (PRODUCTS)-0.27%
Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  06/15/09                            2,075,000      1,602,937
--------------------------------------------------------------
LODGING-HOTELS-0.30%
John Q. Hammons Hotels, Inc., Sec.
  First Mortgage Notes, 9.75%,
  10/01/05                            2,000,000      1,760,000
--------------------------------------------------------------
MANUFACTURING (DIVERSIFIED)-0.22%
Anthony Crane Rentals LP-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 08/01/08                    1,500,000        982,500
--------------------------------------------------------------
Glenoit Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 04/15/07(c)     2,310,000        334,950
--------------------------------------------------------------
                                                     1,317,450
--------------------------------------------------------------
MANUFACTURING (SPECIALIZED)-0.79%
Brand Scaffold Services, Inc., Sr.
  Unsec. Notes, 10.25%, 02/15/08      1,600,000      1,416,000
--------------------------------------------------------------
MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                            2,070,000      2,038,950
--------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes,
  12.75%, 06/15/10 (Acquired
  06/15/00; Cost $1,163,834)(a)       1,180,000      1,182,950
--------------------------------------------------------------
                                                     4,637,900
--------------------------------------------------------------
METALS MINING-0.90%
Centaur Mining and Exploration
  Ltd. (Australia), Sr. Gtd.
  Yankee Notes, 11.00%, 12/01/07      2,500,000      2,012,500
--------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec.
  Yankee Deb., 7.05%, 11/01/05        3,500,000      3,325,280
--------------------------------------------------------------
                                                     5,337,780
--------------------------------------------------------------
NATURAL GAS-3.10%
Dynegy Inc., Sr. Unsec. Deb.,
  7.13%, 05/15/18                     3,550,000      3,121,764
--------------------------------------------------------------
Enron Corp.,
  Series A, Medium Term Notes,
    8.38%, 05/23/05                   1,750,000      1,797,198
--------------------------------------------------------------
  Sr. Sub. Deb., 8.25%, 09/15/12      4,100,000      4,184,870
--------------------------------------------------------------
KN Capital Trust III, Gtd. Sub.
  Bonds, 7.63%, 04/15/28              2,500,000      2,150,475
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
NATURAL GAS-(CONTINUED)
Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                          $ 3,000,000   $  3,134,430
--------------------------------------------------------------
Sonat Inc., Unsec. Notes, 7.63%,
  07/15/11                            4,000,000      3,921,440
--------------------------------------------------------------
                                                    18,310,177
--------------------------------------------------------------
OIL & GAS (DRILLING &
  EQUIPMENT)-0.54%
NRG Energy, Inc., Sr. Unsec.
  Notes, 7.50%, 06/01/09              3,400,000      3,203,344
--------------------------------------------------------------
OIL & GAS (EXPLORATION &
  PRODUCTION)-2.08%
Den Norske Stats Oljeselskap
  (Norway), Yankee Deb., 7.38%,
  05/01/16 (Acquired 06/01/00;
  Cost $2,064,678)(a)                 2,200,000      2,081,860
--------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%,
  08/15/06                            3,500,000      3,491,040
--------------------------------------------------------------
Talisman Energy Inc. (Canada),
  Yankee Deb., 7.13%, 06/01/07        3,750,000      3,582,338
--------------------------------------------------------------
Union Pacific Resources Group
  Inc., Unsec. Deb., 7.50%,
  10/15/26                            3,350,000      3,148,565
--------------------------------------------------------------
                                                    12,303,803
--------------------------------------------------------------
OIL & GAS (REFINING &
  MARKETING)-0.85%
Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.13%,
  07/01/06                            2,010,000      1,718,550
--------------------------------------------------------------
Tosco Corp., Unsec. Deb., 7.80%,
  01/01/27                            3,400,000      3,291,914
--------------------------------------------------------------
                                                     5,010,464
--------------------------------------------------------------
OIL (DOMESTIC INTEGRATED)-1.26%
Amerada Hess Corp., Bonds, 7.88%,
  10/01/29                            3,000,000      2,933,220
--------------------------------------------------------------
Occidental Petroleum Corp., Sr.
  Deb., 9.25%, 08/01/19               4,100,000      4,472,854
--------------------------------------------------------------
                                                     7,406,074
--------------------------------------------------------------
OIL (INTERNATIONAL
  INTEGRATED)-0.60%
YPF Sociedad Anonima (Argentina),
  Yankee Bonds, 9.13%, 02/24/09       3,500,000      3,559,675
--------------------------------------------------------------
PAPER & FOREST PRODUCTS-0.66%
Domtar, Inc. (Canada), Unsec.
  Yankee Deb., 9.50%, 08/01/16        3,750,000      3,914,063
--------------------------------------------------------------
PHOTOGRAPHY/IMAGING-0.40%
Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                    2,220,000      2,328,225
--------------------------------------------------------------
POWER PRODUCERS
  (INDEPENDENT)-0.47%
Kincaid Generation LLC, Sec.
  Bonds, 7.33%, 06/15/20 (Acquired
  04/30/98; Cost $1,981,883)(a)       1,977,000      1,799,129
--------------------------------------------------------------
Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.63%,
  08/20/12                              985,892        971,103
--------------------------------------------------------------
                                                     2,770,232
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
PUBLISHING (NEWSPAPERS)-2.32%
News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/34    $ 7,000,000   $  7,121,310
--------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13      5,250,000      5,621,175
--------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds,
    7.43%, 10/01/26                   1,000,000        961,540
--------------------------------------------------------------
                                                    13,704,025
--------------------------------------------------------------
RAILROADS-1.19%
CSX Corp., Sr. Unsec. Putable
  Deb., 7.25%, 05/01/27               7,250,000      7,045,623
--------------------------------------------------------------
REAL ESTATE INVESTMENT
  TRUSTS-0.84%
ERP Operating L.P., Unsec. Notes,
  7.13%, 10/15/17                     2,400,000      1,987,872
--------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec.
  Notes, 7.63%, 03/15/08              1,500,000      1,243,290
--------------------------------------------------------------
Spieker Properties, Inc., Unsec.
  Deb., 7.35%, 12/01/17               2,000,000      1,751,580
--------------------------------------------------------------
                                                     4,982,742
--------------------------------------------------------------
RETAIL (SPECIALTY)-1.07%
Amazon.com, Inc., Conv. Deb.,
  4.75%, 02/01/09 (Acquired
  01/29/99; Cost $2,507,500)(a)       2,500,000      1,584,375
--------------------------------------------------------------
CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06            715,000        661,375
--------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08             5,190,000      3,243,750
--------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%,
  08/15/08                              820,000        799,500
--------------------------------------------------------------
                                                     6,289,000
--------------------------------------------------------------
RETAIL (SPECIALTY-APPAREL)-0.26%
Big 5 Corp.-Series B, Sr. Unsec.
  Notes, 10.88%, 11/15/07             1,625,000      1,511,250
--------------------------------------------------------------
SAVINGS & LOAN COMPANIES-2.07%
Dime Capital Trust I-Series A,
  Gtd. Bonds, 9.33%, 05/06/27         2,380,000      2,176,629
--------------------------------------------------------------
Sovereign Bancorp, Inc., Medium
  Term Sub. Notes, 8.00%, 03/15/03    5,050,000      4,789,925
--------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec.
  Notes, 7.13%, 02/15/04              1,500,000      1,446,345
--------------------------------------------------------------
Washington Mutual Cap I,
  Sec. Gtd. Bonds, 8.38%, 06/01/27    1,485,000      1,331,778
--------------------------------------------------------------
  Sub. Notes, 8.25%, 04/01/10         2,500,000      2,484,900
--------------------------------------------------------------
                                                    12,229,577
--------------------------------------------------------------
SERVICES (COMMERCIAL &
  CONSUMER)-0.33%
Avis Group Holdings, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  05/01/09                            1,850,000      1,937,875
--------------------------------------------------------------
SERVICES (EMPLOYMENT)-0.32%
MSX International, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.38%,
  01/15/08                            1,980,000      1,881,000
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
SOVEREIGN DEBT-1.56%
Newfoundland (Province of)
  (Canada), Unsec. Yankee Deb.,
  9.00%, 06/01/19                   $ 4,000,000   $  4,511,080
--------------------------------------------------------------
Quebec (Province of)
  (Canada)-Series A, Medium Term
  Putable Yankee Notes, 6.29%,
  03/06/26(g)                         4,800,000      4,684,368
--------------------------------------------------------------
                                                     9,195,448
--------------------------------------------------------------
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.24%
Crown Castle International Corp.,
  Sr. Notes, 10.75%, 08/01/11         1,100,000      1,122,000
--------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                    1,940,000      1,387,100
--------------------------------------------------------------
Nextel Communications, Inc., Sr.
  Notes, 12.00%, 11/01/08             3,375,000      3,645,000
--------------------------------------------------------------
Orion Network Systems, Inc., Sr.
  Gtd. Sub. Notes, 11.25%,
  01/15/07                            2,000,000      1,170,000
--------------------------------------------------------------
                                                     7,324,100
--------------------------------------------------------------
TELECOMMUNICATIONS (LONG
  DISTANCE)-4.31%
360networks Inc. (Canada),
  Sr. Unsec. Yankee Notes, 12.00%,
    08/01/09                          1,000,000        955,000
--------------------------------------------------------------
  Sr. Yankee Notes, 12.50%,
    12/15/05                          1,430,000      1,472,900
--------------------------------------------------------------
Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07      3,500,000      3,132,500
--------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee
  Notes, 11.50%, 12/15/07             1,500,000      1,177,500
--------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Unsec. Notes,
  11.25%, 01/15/09                    3,500,000      2,747,500
--------------------------------------------------------------
  12.75%, 10/15/09                    1,560,000      1,255,800
--------------------------------------------------------------
RSL Communications PLC (United
  Kingdom), Sr. Unsec. Gtd. Yankee
  Notes, 12.88%, 03/01/10
  (Acquired 02/14/00; Cost
  $4,965,000)(a)                      5,000,000      3,725,000
--------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%,
  10/15/19                            2,500,000      2,841,150
--------------------------------------------------------------
Versatel Telecom International
  N.V. (Netherlands), Sr. Yankee
  Notes, 13.25%, 05/15/08             1,370,000      1,404,250
--------------------------------------------------------------
Williams Communications Group,
  Inc., Sr. Unsec. Notes, 10.70%,
  10/01/07                            3,000,000      2,985,000
--------------------------------------------------------------
WorldCom, Inc., Notes, 8.00%,
  05/15/06                            3,650,000      3,703,546
--------------------------------------------------------------
                                                    25,400,146
--------------------------------------------------------------
TELEPHONE-4.39%
Alestra S.A. (Mexico), Sr. Yankee
  Notes, 12.63%, 05/15/09             2,380,000      2,142,000
--------------------------------------------------------------
AT&T Canada Inc. (Canada), Sr.
  Unsec. Yankee Notes 7.65%,
  09/15/06                            2,800,000      2,775,962
--------------------------------------------------------------
Bell Atlantic Financial Services,
  Inc.- Series REGS, Conv. Bonds,
  4.25%, 09/15/05                     2,700,000      3,268,480
--------------------------------------------------------------
Deutsche Telekom International
  Finance B.V. (Netherlands),
  Unsec. Unsub. Yankee Bonds,
  8.00%, 06/15/10                     2,700,000      2,729,889
--------------------------------------------------------------
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%, 02/15/08(b)    4,000,000      2,224,160
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
TELEPHONE-(CONTINUED)
Logix Communications Enterprises,
  Sr. Unsec. Notes, 12.25%,
  06/15/08                          $ 1,000,000   $    352,500
--------------------------------------------------------------
Qwest Communications International
  Inc., Sr. Unsec. Notes, 7.50%,
  11/01/08                            3,050,000      2,947,062
--------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.
  (Mexico), Conv. Yankee Notes,
  4.25%, 06/15/04                     3,000,000      4,035,000
--------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec.
  Notes, 15.00%, 07/01/08             5,000,000      5,462,500
--------------------------------------------------------------
                                                    25,937,553
--------------------------------------------------------------
TRUCKERS-1.17%
North American Van Lines Inc., Sr.
  Sub. Notes, 13.38%, 12/01/09(d)     5,000,000      4,725,000
--------------------------------------------------------------
Travelcenters of America, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/01/07                    2,180,000      2,207,250
--------------------------------------------------------------
                                                     6,932,250
--------------------------------------------------------------
WASTE MANAGEMENT-2.89%
Allied Waste North America
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 08/01/09(d)     4,920,000      4,132,800
--------------------------------------------------------------
Browning-Ferris Industries, Inc.,
  Deb.,
  7.40%, 09/15/35                     1,200,000        750,000
--------------------------------------------------------------
  9.25%, 05/01/21                     2,570,000      2,068,850
--------------------------------------------------------------
Waste Management, Inc., Sr. Unsec.
  Notes,
  7.13%, 10/01/07                     3,710,000      3,395,318
--------------------------------------------------------------
  7.13%, 12/15/17                       935,000        772,974
--------------------------------------------------------------
  Unsec. Putable Notes, 7.10%,
    08/01/26                          6,270,000      5,967,284
--------------------------------------------------------------
                                                    17,087,226
--------------------------------------------------------------
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $523,626,173)                                491,812,188
--------------------------------------------------------------

                                     PRINCIPAL
                                     AMOUNT(h)
NON-U.S. DOLLAR DENOMINATED BONDS
  & NOTES-9.08%
AUSTRALIA-0.37%
State Bank New South Wales-Series
  E (Banks-Major Regional), Sr.
  Unsec. Gtd. Medium Term Notes,
  8.63%, 08/20/01 AUD                 3,600,000      2,200,827
--------------------------------------------------------------
CANADA-3.38%
AT&T Canada Inc. (Telephone), Sr.
  Unsec. Notes, 7.15%, 09/23/04CAD    1,150,000        785,929
--------------------------------------------------------------
Bell Mobility Cellular Inc.
  (Telecommunications-Cellular/Wireless),
  Deb., 6.55%, 06/02/08        CAD    2,250,000      1,491,097
--------------------------------------------------------------
Canadian Pacific Ltd.-Series D
  (Manufacturing-Diversified),
  Unsec. Medium Term Notes, 5.85%,
  03/30/09 (Acquired 03/24/99;
  Cost $2,149,250)(a)          CAD    3,250,000      2,037,336
--------------------------------------------------------------
Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes,
  10.40%, 05/15/08(b)          CAD    9,050,000      3,716,789
--------------------------------------------------------------
  11.75%, 08/13/07(b)          CAD    8,200,000      3,852,758
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)       VALUE
CANADA-(CONTINUED)
Export Development Corp.
  (Sovereign Debt), Sr. Unsec.
  Unsub. Notes, 6.50%, 12/21/04NZD    2,150,000   $    960,413
--------------------------------------------------------------
Microcell Telecommunications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes, 11.13%,
  10/15/07(b)  CAD                    3,500,000      1,567,570
--------------------------------------------------------------
Ontario (Province of) (Sovereign
  Debt), Unsec. Unsub. Notes,
  6.25%, 12/03/08 NZD                 2,500,000      1,044,765
--------------------------------------------------------------
Rogers Cablesystems
  (Broadcasting-Television, Radio
  & Cable), Sr. Sec. Second
  Priority Deb., 9.65%,
  01/15/14             CAD            3,300,000      2,348,060
--------------------------------------------------------------
TransCanada Pipelines-Series Q
  (Natural Gas), Deb., 10.63%,
  10/20/09            CAD             1,750,000      1,458,077
--------------------------------------------------------------
Westcoast Energy Inc.-Series V
  (Natural Gas), Unsec. Deb.,
  6.45%, 12/18/06 (Acquired
  12/03/96; Cost $739,169)(a)  CAD    1,000,000        670,072
--------------------------------------------------------------
                                                    19,932,866
--------------------------------------------------------------
CAYMAN ISLANDS-0.53%
Sutton Bridge Financial Ltd.
  (Power Producers-Independent),
  Gtd. Euro Bonds, 8.63%,
  06/30/22(d)                 GBP     2,000,000      3,106,341
--------------------------------------------------------------
FRANCE-0.54%
Vivendi Environment (Waste
  Management), Conv. Bonds, 1.50%,
  01/01/05       EUR                  1,050,000      3,194,010
--------------------------------------------------------------
NETHERLANDS-1.24%
Grapes Communications N.V.
  (Telecommunications-Cellular/Wireless),
  Sr. Notes, 13.50%, 05/15/10
  (Acquired 05/03/00; Cost
  $2,085,640)(a)(e)      EUR          2,300,000      2,049,104
--------------------------------------------------------------
Tecnost International
  N.V.-(Telephone) Series E, Gtd.
  Medium Term Notes, 6.13%,
  07/30/09                         EUR   2,050,000    1,753,828
--------------------------------------------------------------
Tele1 Europe B.V.
  (Telecommunications-Long
  Distance), Sr. Notes, 11.88%,
  12/01/09 (Acquired 12/08/99;
  Cost $3,834,750)(a)          EUR    3,750,000      3,519,590
--------------------------------------------------------------
                                                     7,322,522
--------------------------------------------------------------
NEW ZEALAND-0.35%
Inter-American Development Bank
  (Banks- Money Center), Unsec.
  Bonds, 5.75%, 04/15/04       NZD    4,750,000      2,086,729
--------------------------------------------------------------
NORWAY-0.39%
Enitel ASA
  (Telecommunications-Long
  Distance), Sr. Notes, 12.50%,
  04/15/10 (Acquired 03/30/00;
  Cost $2,380,375)(a)(e)       EUR    2,500,000      2,334,482
--------------------------------------------------------------
UNITED KINGDOM-2.28%
Airtours PLC (Services-Commercial
  & Consumer), Conv. Sub. Notes,
  5.75%, 01/05/04 (Acquired
  12/09/98; Cost $3,091,887)(a)GBP    1,869,000      2,703,902
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)       VALUE
UNITED KINGDOM-(CONTINUED)
British Sky Broadcasting Group PLC
  (Broadcasting-Television, Radio
  & Cable), Sr. Gtd. Unsec. Unsub.
  Notes, 7.75%, 07/09/09       GBP    1,750,000   $  2,552,268
--------------------------------------------------------------
Energis PLC (Telephone), Sr.
  Notes, 9.13%, 03/15/10 (Acquired
  02/07/00; Cost $4,767,300)(a)GBP    3,000,000      4,316,054
--------------------------------------------------------------
Jazztel PLC (Telephone), Sr.
  Unsec. Notes, 13.25%,
  12/15/09                 EUR        2,260,000      1,948,864
--------------------------------------------------------------
Scotia Holdings PLC (Health
  Care-Drugs- Generic & Other),
  Conv. Unsec. Notes, 8.50%,
  03/26/02                  GBP       1,500,000      1,921,273
--------------------------------------------------------------
                                                    13,442,361
--------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $60,059,331)                            53,620,138
--------------------------------------------------------------

                                      SHARES
STOCKS & OTHER EQUITY
  INTERESTS-3.09%
BANKS (REGIONAL)-1.05%
First Republic Capital
  Corp.-Series A-Pfd. (Acquired
  05/26/99; Cost $3,500,000)(a)           3,500      3,081,750
--------------------------------------------------------------
Westpac Banking Corp., STRYPES
  Trust-$3.14 Conv. Pfd.                 95,000      3,135,000
--------------------------------------------------------------
                                                     6,216,750
--------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.00%
Knology Inc.-Wts., expiring
  10/22/07 (Acquired 03/12/98;
  Cost $0)(a)(i)                          4,100         10,250
--------------------------------------------------------------
COMPUTERS (PERIPHERALS)-0.00%
Equinix Inc.-Wts., expiring
  12/01/07 (Acquired 05/30/00;
  Cost $0)(a)(i)                          3,540             36
--------------------------------------------------------------
COMPUTERS (SOFTWARE &
  SERVICES)-0.28%
Microsoft Corp.(i)                       20,291      1,623,280
--------------------------------------------------------------
ELECTRICAL EQUIPMENT-0.00%
Electronic Retailing Systems
  International, Inc.-Wts.,
  expiring 02/01/04(i)                    3,630          3,630
--------------------------------------------------------------
FOODS-0.11%
Ralston Purina Group.-$4.34 Conv.
  Pfd.                                   23,000        652,625
--------------------------------------------------------------
HOUSEHOLD FURNISHING &
  APPLIANCES-0.02%
O'Sullivan Industries, Inc.-Wts.,
  expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(a)(i)                6,000        135,000
--------------------------------------------------------------
METAL FABRICATORS-0.00%
Gulf States Steel, Inc.-Wts.,
  expiring 04/15/03(i)                    1,650             17
--------------------------------------------------------------
SERVICES (COMMERCIAL &
  CONSUMER)-0.36%
Cendant Corp.-$3.75 Conv. PRIDES         78,000      1,696,500
--------------------------------------------------------------
Cendant Corp.-Rts., expiring
  02/14/01(i)                            50,000        421,875
--------------------------------------------------------------
                                                     2,118,375
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.49%
Clearnet Communications Inc.-Class
  A-ADR (Canada)(j)                       5,874   $    163,095
--------------------------------------------------------------
Loral Space & Communications
  Ltd.(j)                                 2,059         14,284
--------------------------------------------------------------
WebLink Wireless, Inc.(j)               204,685      2,712,076
--------------------------------------------------------------
                                                     2,889,455
--------------------------------------------------------------
TELECOMMUNICATIONS (LONG
  DISTANCE)-0.78%
Versatel Telecom International
  N.V.-ADR (Netherlands)(j)              17,663        761,717
--------------------------------------------------------------
Viatel, Inc., $3.88 Conv. Pfd.
  (Acquired 04/07/00; Cost
  $5,000,000)(a)                        100,000      3,825,000
--------------------------------------------------------------
                                                     4,586,717
--------------------------------------------------------------
    Total Stocks & Other Equity
      Interests (Cost $21,633,642)                  18,236,135
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. TREASURY NOTES-1.38%
  6.63%, 05/31/02                   $ 3,000,000   $  3,013,290
--------------------------------------------------------------
  6.75%, 05/15/05                     3,000,000      3,071,730
--------------------------------------------------------------
  6.50%, 02/15/10                     2,000,000      2,068,760
--------------------------------------------------------------
    Total U.S. Treasury Notes
      (Cost $8,113,242)                              8,153,780
--------------------------------------------------------------

                                      SHARES
MONEY MARKET FUNDS-2.14%
STIC Liquid Assets Portfolio(k)       6,316,692      6,316,692
--------------------------------------------------------------
STIC Prime Portfolio(k)               6,316,692      6,316,692
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $12,633,384)                                  12,633,384
--------------------------------------------------------------
TOTAL INVESTMENTS-99.00% (Cost
  $626,065,772)                                    584,455,625
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.00%                                  5,920,060
--------------------------------------------------------------
NET ASSETS-100.00%                                $590,375,685
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
AUD    - Australian Dollar
CAD    - Canadian Dollar
Conv.   - Convertible
Ctfs.    - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR    - Euro
GBP    - British Pound Sterling
Gtd.    - Guaranteed
NZD    - New Zealand Dollar
Pfd.    - Preferred
PRIDES  - Preferred Redemption Increase Dividend Equity Security
REIT    - Real Estate Investment Trust
REGS   - Regulation S
Rts.    - Rights
Sec.    - Secured
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a)Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/00 was $75,712,864 which represented 12.83% of the Fund's net assets.
(b)Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d)Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(e)Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit contains warrants that enable the holder to purchase shares of the issuer at a predetermined price.
(f)Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(g)Step-up bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)Foreign denominated security. Par value is denominated in currency indicated.
(i)Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j)Non-income producing security.
(k)The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES


                                                                               JUNE 30,
                                                                JULY 31,         2000
                                                                  2000       (UNAUDITED)
                                                              ------------   ------------
ASSETS:
Investments, at market value (cost $619,804,769 and
  $626,065,772, respectively)                                 $578,026,632   $584,455,625
-----------------------------------------------------------------------------------------
Foreign currencies, at value (cost $83 and $160,926,
  respectively)                                                         82        163,675
-----------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                               1,733,489      1,437,500
-----------------------------------------------------------------------------------------
  Fund shares sold                                               1,154,862      1,062,228
-----------------------------------------------------------------------------------------
  Dividends and interest                                        12,236,502     12,367,451
-----------------------------------------------------------------------------------------
  Foreign currency contracts outstanding                           110,436             --
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                           72,796         71,144
-----------------------------------------------------------------------------------------
Other assets                                                        83,246         47,748
-----------------------------------------------------------------------------------------
    Total assets                                               593,418,045    599,605,371
-----------------------------------------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                                          3,173,618      6,024,134
-----------------------------------------------------------------------------------------
  Fund shares reacquired                                         1,410,536      1,461,242
-----------------------------------------------------------------------------------------
  Dividends                                                        787,035        747,496
-----------------------------------------------------------------------------------------
  Foreign currency contracts outstanding                            13,281        160,217
-----------------------------------------------------------------------------------------
  Deferred compensation plan                                        72,796         71,144
-----------------------------------------------------------------------------------------
Accrued advisory fees                                              208,724        205,649
-----------------------------------------------------------------------------------------
Accrued administrative services fees                                10,386         10,048
-----------------------------------------------------------------------------------------
Accrued distribution fees                                          297,122        508,206
-----------------------------------------------------------------------------------------
Accrued transfer agent fees                                        126,597         25,226
-----------------------------------------------------------------------------------------
Accrued trustees' fees                                               2,940          1,975
-----------------------------------------------------------------------------------------
Accrued operating expenses                                          85,748         14,349
-----------------------------------------------------------------------------------------
    Total liabilities                                            6,188,783      9,229,686
-----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $587,229,262   $590,375,685
=========================================================================================
NET ASSETS:
Class A                                                       $346,482,284   $348,151,991
=========================================================================================
Class B                                                       $213,926,095   $215,588,680
=========================================================================================
Class C                                                       $ 26,820,883   $ 26,635,014
=========================================================================================
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:
Class A                                                         48,538,788     48,430,694
=========================================================================================
Class B                                                         29,967,838     29,992,412
=========================================================================================
Class C                                                          3,764,038      3,712,180
=========================================================================================
Class A:
  Net asset value and redemption price per share              $       7.14   $       7.19
-----------------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value / 95.25%)                                $       7.50   $       7.55
=========================================================================================
Class B:
  Net asset value and offering price per share                $       7.14   $       7.19
=========================================================================================
Class C:
  Net asset value and offering price per share                $       7.13   $       7.18
=========================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                                                                               SIX MONTHS
                                                               SEVEN MONTHS      ENDED           YEAR
                                                                  ENDED         JUNE 30,        ENDED
                                                                 JULY 31,         2000       DECEMBER 31,
                                                                   2000       (UNAUDITED)        1999
                                                               ------------   ------------   ------------
INVESTMENT INCOME:
Interest                                                       $30,576,443    $ 26,203,763   $ 52,455,832
---------------------------------------------------------------------------------------------------------
Dividends                                                          911,287         715,119        838,880
---------------------------------------------------------------------------------------------------------
Dividends -- affiliated issuers                                    694,358         653,607        185,198
---------------------------------------------------------------------------------------------------------
    Total investment income                                     32,182,088      27,572,489     53,479,910
---------------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees                                                    1,512,830       1,304,106      2,785,338
---------------------------------------------------------------------------------------------------------
Administrative services fee                                         72,169          61,783        111,839
---------------------------------------------------------------------------------------------------------
Custodian fees                                                      65,213          46,970        102,279
---------------------------------------------------------------------------------------------------------
Distribution fees -- Class A                                       529,667         456,012      1,006,620
---------------------------------------------------------------------------------------------------------
Distribution fees -- Class B                                     1,299,325       1,116,968      2,401,345
---------------------------------------------------------------------------------------------------------
Distribution fees -- Class C                                       156,134         133,454        244,571
---------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class A                                     432,953         320,021        649,179
---------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class B                                     275,244         205,547        405,725
---------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class C                                      33,074          24,561         41,321
---------------------------------------------------------------------------------------------------------
Trustees' fees                                                       5,541           2,636         10,727
---------------------------------------------------------------------------------------------------------
Other                                                              186,723         130,067        306,728
---------------------------------------------------------------------------------------------------------
    Total expenses                                               4,568,873       3,802,125      8,065,672
---------------------------------------------------------------------------------------------------------
Less: Expenses paid indirectly                                     (15,928)        (13,190)       (12,978)
---------------------------------------------------------------------------------------------------------
    Net expenses                                                 4,552,945       3,788,935      8,052,694
---------------------------------------------------------------------------------------------------------
Net investment income                                           27,629,143      23,783,554     45,427,216
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND FUTURES CONTRACTS
Net realized gain (loss) from:
  Investment securities                                        (28,885,502)    (24,377,258)   (21,513,111)
---------------------------------------------------------------------------------------------------------
  Foreign currencies                                              (584,731)       (566,812)      (246,991)
---------------------------------------------------------------------------------------------------------
  Foreign currency contracts                                     1,402,270       1,331,070      1,947,070
---------------------------------------------------------------------------------------------------------
  Futures contracts                                               (854,156)       (854,156)       (76,650)
---------------------------------------------------------------------------------------------------------
                                                               (28,922,119)    (24,467,156)   (19,889,682)
---------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (10,459,347)    (10,291,356)   (47,772,599)
---------------------------------------------------------------------------------------------------------
  Foreign currencies                                               (48,107)        (48,243)        (1,694)
---------------------------------------------------------------------------------------------------------
  Foreign currency contracts                                      (238,061)       (495,433)       (36,322)
---------------------------------------------------------------------------------------------------------
                                                               (10,745,515)    (10,835,032)   (47,810,615)
---------------------------------------------------------------------------------------------------------
Net gain (loss) on investment securities, foreign
  currencies, foreign currency contracts and futures
  contracts                                                    (39,667,634)    (35,302,188)   (67,700,297)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $(12,038,491)  $(11,518,634)  $(22,273,081)
=========================================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                              SEVEN MONTHS      ENDED           YEAR           YEAR
                                                                 ENDED         JUNE 30,        ENDED          ENDED
                                                                JULY 31,         2000       DECEMBER 31,   DECEMBER 31,
                                                                  2000       (UNAUDITED)        1999           1998
                                                              ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income                                       $27,629,143    $ 23,783,554   $45,427,216    $ 35,484,095
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts and
    futures contracts                                         (28,922,119)    (24,467,156)  (19,889,682)     (2,670,536)
-----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and futures contracts                  (10,745,515)    (10,835,032)  (47,810,615)     (8,393,729)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations                                             (12,038,491)    (11,518,634)  (22,273,081)     24,419,830
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                     (12,352,865)     (9,986,195)  (27,905,932)    (24,056,371)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,412,480)     (5,114,084)  (14,665,005)     (9,376,348)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (772,178)       (612,189)   (1,497,538)       (561,222)
-----------------------------------------------------------------------------------------------------------------------
Return of capital distributions:
  Class A                                                      (3,591,530)             --            --              --
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,203,866)             --            --              --
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (265,128)             --            --              --
-----------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                              --      (3,737,159)           --      (2,510,957)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                              --      (2,290,070)           --      (1,354,867)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                              --        (273,821)           --        (120,997)
-----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                     (24,315,697)    (25,082,235)   33,756,872      67,975,662
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (17,373,034)    (17,193,094)   49,567,754      97,469,590
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         225,211        (146,154)   11,280,738      17,151,361
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                     (79,100,058)    (75,953,635)   28,263,808     169,035,681
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                         666,329,320     666,329,320   638,065,512     469,029,831
-----------------------------------------------------------------------------------------------------------------------
  End of period                                               $587,229,262   $590,375,685   $666,329,320   $638,065,512
=======================================================================================================================
NET ASSETS CONSIST OF:
  Shares of beneficial interest                               $671,562,117   $676,664,678   $719,086,161   $624,536,057
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                            (405,470)        422,211    (1,347,825)         68,804
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                           (42,216,290)    (44,910,592)  (20,443,436)     (3,384,384)
-----------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                           (41,711,095)    (41,800,612)  (30,965,580)     16,845,035
-----------------------------------------------------------------------------------------------------------------------
                                                              $587,229,262   $590,375,685   $666,329,320   $638,065,512
=======================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000 the Fund was organized as a series portfolio of AIM Funds Group. At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Pursuant to the Reorganization, the Fund's fiscal year-end was changed from December 31 to July 31. This report includes financial information for the period ended July 31, 2000 (seven months), the six months ended June 30, 2000 and the year ended December 31, 1999. Financial information for the six months ended June 30, 2000 is unaudited. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
    On July 31, 2000, undistributed net investment income was decreased by $1,088,741, undistributed net realized gains increased by $7,149,265 and paid-in capital decreased by $6,060,524 as a result of differing book/tax treatment of foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.

C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income

   (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $42,072,428 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
    Outstanding foreign currency contracts at July 31, 2000 were as follows:

                                        CONTRACT TO                          UNREALIZED
     SETTLEMENT                   ------------------------                  APPRECIATION
        DATE           CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
---------------------  --------   ----------   -----------   -----------   --------------
08/04/00                CAD       14,000,000   $ 9,410,898   $ 9,417,720      $ (6,822)
-----------------------------------------------------------------------------------------
10/26/00                EUR        6,000,000     5,629,319     5,593,092        36,227
-----------------------------------------------------------------------------------------
10/24/00                GBP        6,000,000     9,071,200     9,003,450        67,750
-----------------------------------------------------------------------------------------
                                  26,000,000   $24,111,417   $24,014,262      $ 97,155
-----------------------------------------------------------------------------------------

    Outstanding foreign currency contracts at June 30, 2000 were as follows:

                                        CONTRACT TO                          UNREALIZED
     SETTLEMENT                   ------------------------                  APPRECIATION
        DATE           CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
---------------------  --------   ----------   -----------   -----------   --------------
07/26/00                EUR        8,000,000   $ 7,538,400   $ 7,636,320     $ (97,920)
-----------------------------------------------------------------------------------------
08/04/00                CAD       14,000,000     9,410,898     9,473,195       (62,297)
-----------------------------------------------------------------------------------------
                                  22,000,000   $16,949,298   $17,109,515     $(160,217)
-----------------------------------------------------------------------------------------

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.

I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM was paid $72,169, $61,783 and $111,839, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AFS was paid $383,909, $331,354 and $668,106, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the seven-month period ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $529,667, $1,299,325 and $156,134, respectively, as compensation under the Plans. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $456,012, $1,116,968 and $133,454, respectively, as compensation under the Plans. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $1,006,620, $2,401,345, and $244,571, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $133,679, $122,603 and $358,051 from sales of the Class A shares of the Fund during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors received $23,462, $24,692 and $48,455, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund paid legal fees of $2,820, $2,181 and $4,426, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trust's trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES
For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,165, $3,387 and $7,504, respectively, and reductions in custodian fees of $11,763, $9,803 and $5,474, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $15,928, $13,190 and $12,978 for the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the seven months ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the seven-month period ended July 31, 2000 was $292,979,835 and $327,575,067, respectively, and during the six months ended June 30, 2000 was $263,297,463 and $305,548,063, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, is as follows:

                                                   JUNE 30,
                                    JULY 31,         2000
                                      2000       (UNAUDITED)
                                  ------------   ------------
Aggregate unrealized
  appreciation of investment
  securities                      $  7,751,605   $  7,681,015
-------------------------------------------------------------
Aggregate unrealized
  (depreciation) of investment
  securities                       (49,576,450)   (49,292,204)
-------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investment
  securities                      $(41,824,845)  $(41,611,189)
=============================================================
Cost of investments for tax purposes at July 31, 2000 and
June 30, 2000 were $619,851,477 and $626,066,814,
respectively.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                              JUNE 30, 2000
                               JULY 31, 2000                   (UNAUDITED)                 DECEMBER 31, 1999
                        ---------------------------    ---------------------------    ----------------------------
                          SHARES          AMOUNT         SHARES          AMOUNT         SHARES          AMOUNT
                        -----------    ------------    -----------    ------------    -----------    -------------
Sold:
  Class A                 7,718,634    $ 56,674,366      6,815,059    $ 50,176,822     19,309,632    $ 154,855,498
------------------------------------------------------------------------------------------------------------------
  Class B                 4,326,094      31,759,218      3,836,635      28,237,367     14,308,868      114,665,985
------------------------------------------------------------------------------------------------------------------
  Class C                 1,046,350       7,655,971        915,255       6,715,122      2,744,473       21,843,332
------------------------------------------------------------------------------------------------------------------
Issued as reinvestment
  of dividends:
  Class A                 1,780,355      13,014,300      1,531,606      11,237,603      2,892,178       22,930,219
------------------------------------------------------------------------------------------------------------------
  Class B                   880,732       6,435,623        756,406       5,547,494      1,404,212       11,107,962
------------------------------------------------------------------------------------------------------------------
  Class C                   113,060         824,514         96,588         706,920        150,804        1,188,183
------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A               (12,794,917)    (94,004,363)   (11,750,687)    (86,496,660)   (18,052,165)    (144,028,845)
------------------------------------------------------------------------------------------------------------------
  Class B                (7,508,184)    (55,567,875)    (6,869,825)    (50,977,955)    (9,612,004)     (76,206,193)
------------------------------------------------------------------------------------------------------------------
  Class C                (1,120,567)     (8,255,274)    (1,024,858)     (7,568,196)    (1,483,247)     (11,750,777)
------------------------------------------------------------------------------------------------------------------
                         (5,558,443)   $(41,463,520)    (5,693,821)   $(42,421,483)    11,662,751    $  94,605,364
------------------------------------------------------------------------------------------------------------------


                             DECEMBER 31, 1998
                        ----------------------------
                          SHARES          AMOUNT
                        -----------    -------------
Sold:
  Class A                18,358,462    $ 156,866,536
----------------------------------------------------
  Class B                15,156,529      128,945,810
----------------------------------------------------
  Class C                 2,530,069       21,507,916
----------------------------------------------------
Issued as reinvestment
  of dividends:
  Class A                 2,575,274       21,978,433
----------------------------------------------------
  Class B                   956,975        8,134,643
----------------------------------------------------
  Class C                    65,508          553,356
----------------------------------------------------
Reacquired:
  Class A               (12,996,807)    (110,869,307)
----------------------------------------------------
  Class B                (4,664,899)     (39,610,863)
----------------------------------------------------
  Class C                  (581,112)      (4,909,911)
----------------------------------------------------
                         21,399,999    $ 182,596,613
----------------------------------------------------

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                     SEVEN MONTHS ENDED       JUNE 30,                     YEAR ENDED DECEMBER 31,
                                          JULY 31,              2000         ----------------------------------------------------
                                            2000            (UNAUDITED)        1999       1998       1997       1996       1995
                                     ------------------   ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period                                  $   7.59            $   7.59       $   8.38   $   8.57   $   8.24   $   8.17   $   7.20
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                       0.34                0.29           0.57       0.57       0.55       0.57       0.58
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Net gains (losses) on securities
    (both realized and unrealized)           (0.47)              (0.41)         (0.81)     (0.16)      0.39       0.09       1.00
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total from investment
      operations                             (0.13)              (0.12)         (0.24)      0.41       0.94       0.66       1.58
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Less distributions:
  Dividends from net investment
    income                                   (0.25)              (0.28)         (0.55)     (0.55)     (0.52)     (0.59)     (0.61)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Distributions from net realized
    gains                                       --                  --             --      (0.05)     (0.09)        --         --
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Return of capital                          (0.07)                 --             --         --         --         --         --
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total distributions                      (0.32)              (0.28)         (0.55)     (0.60)     (0.61)     (0.59)     (0.61)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Net asset value, end of period            $   7.14            $   7.19       $   7.59   $   8.38   $   8.57   $   8.24   $   8.17
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Total return(a)                              (1.70)%             (1.65)%        (2.92)%     4.94%     11.92%      8.58%     22.77%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $346,482            $348,152       $393,414   $399,701   $340,608   $286,183   $251,280
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Ratio of expenses to average net
  assets                                      0.97%(b)            0.93%(b)       0.91%      0.91%      0.94%      0.98%      0.98%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Ratio of net investment income to
  average net assets                          8.03%(b)            8.04%(b)       7.11%      6.69%      6.55%      7.13%      7.52%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Portfolio turnover rate                         43%                 45%            78%        41%        54%        80%       227%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $364,052,981 and $366,814,168 for July 31, 2000 and June 30, 2000, respectively.

                                                                                CLASS B
                                       ------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED
                                       SEVEN MONTHS ENDED       JUNE 30,                    YEAR ENDED DECEMBER 31,
                                            JULY 31,              2000         --------------------------------------------------
                                              2000            (UNAUDITED)        1999       1998       1997      1996      1995
                                       ------------------   ----------------   --------   --------   --------   -------   -------
Net asset value, beginning of period        $   7.58            $   7.58       $   8.37   $   8.55   $   8.23   $  8.15   $  7.18
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Income from investment operations:
  Net investment income                         0.31                0.27           0.50       0.50       0.48      0.50      0.53
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
  Net gains (losses) on securities
    (both realized and unrealized)             (0.47)              (0.42)         (0.80)     (0.15)      0.38      0.11      0.98
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
    Total from investment operations           (0.16)              (0.15)         (0.30)      0.35       0.86      0.61      1.51
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Less distributions:
  Dividends from net investment
    income                                     (0.21)              (0.24)         (0.49)     (0.48)     (0.45)    (0.53)    (0.54)
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
  Distributions from net realized
    gains                                         --                  --             --      (0.05)     (0.09)       --        --
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
  Return of capital                            (0.07)                 --             --         --         --        --        --
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
    Total distributions                        (0.28)              (0.24)         (0.49)     (0.53)     (0.54)    (0.53)    (0.54)
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Net asset value, end of period              $   7.14            $   7.19       $   7.58   $   8.37   $   8.55   $  8.23   $  8.15
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Total return(a)                                (2.09)%             (1.96)%        (3.72)%     4.20%     10.89%     7.87%    21.72%
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                  $213,926            $215,589       $244,713   $219,033   $125,871   $85,343   $44,304
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Ratio of expenses to average net
  assets                                        1.73%(b)            1.69%(b)       1.66%      1.66%      1.69%     1.80%     1.79%
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Ratio of net investment income to
  average net assets                            7.28%(b)            7.29%(b)       6.36%      5.94%      5.80%     6.30%     6.71%
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Portfolio turnover rate                           43%                 45%            78%        41%        54%       80%      227%
-------------------------------------       --------            --------       --------   --------   --------   -------   -------

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $223,264,239 and $224,621,090 for July 31, 2000 and June 30, 2000, respectively.

                                                                                    CLASS C
                                               ----------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED      YEAR ENDED           AUGUST 4, 1997
                                               SEVEN MONTHS ENDED       JUNE 30,         DECEMBER 31,      (DATE SALES COMMENCED)
                                                    JULY 31,              2000         -----------------      TO DECEMBER 31,
                                                      2000            (UNAUDITED)       1999      1998              1997
                                               ------------------   ----------------   -------   -------   ----------------------
Net asset value, beginning of period                $  7.57             $  7.57        $  8.36   $  8.54           $ 8.38
---------------------------------------------       -------             -------        -------   -------           ------
Income from investment operations:
  Net investment income                                0.31                0.27           0.50      0.50             0.19
---------------------------------------------       -------             -------        -------   -------           ------
  Net gains (losses) on securities (both
    realized and unrealized)                          (0.47)              (0.42)         (0.80)    (0.15)            0.22
---------------------------------------------       -------             -------        -------   -------           ------
    Total from investment operations                  (0.16)              (0.15)         (0.30)     0.35             0.41
---------------------------------------------       -------             -------        -------   -------           ------
Less distributions:
  Dividends from net investment income                (0.21)              (0.24)         (0.49)    (0.48)           (0.16)
---------------------------------------------       -------             -------        -------   -------           ------
  Distributions from net realized gains                  --                  --             --     (0.05)           (0.09)
---------------------------------------------       -------             -------        -------   -------           ------
  Return of capital                                   (0.07)                 --             --        --               --
---------------------------------------------       -------             -------        -------   -------           ------
    Total distributions                               (0.28)              (0.24)         (0.49)    (0.53)           (0.25)
---------------------------------------------       -------             -------        -------   -------           ------
Net asset value, end of period                      $  7.13             $  7.18        $  7.57   $  8.36           $ 8.54
---------------------------------------------       -------             -------        -------   -------           ------
Total return(a)                                       (2.09)%             (1.96)%        (3.71)%    4.21%            4.96%
---------------------------------------------       -------             -------        -------   -------           ------
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $26,821             $26,635        $28,202   $19,332           $2,552
---------------------------------------------       -------             -------        -------   -------           ------
Ratio of expenses to average net assets                1.73%(b)            1.69%(b)       1.66%     1.66%            1.69%(c)
---------------------------------------------       -------             -------        -------   -------           ------
Ratio of net investment income to average net
  assets                                               7.28%(b)            7.29%(b)       6.36%     5.94%            5.80%(c)
---------------------------------------------       -------             -------        -------   -------           ------
Portfolio turnover rate                                  43%                 45%            78%       41%              54%
---------------------------------------------       -------             -------        -------   -------           ------

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $26,828,719 and $26,837,492 for July 31, 2000 and June 30, 2000, respectively.
(c) Annualized.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of AIM Income Fund:

We have audited the accompanying statement of assets and liabilities of AIM Income Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2000, and the related statement of operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statement of changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Income Fund as of July 31, 2000, the results of its operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the changes in its net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Income Fund, a portfolio of AIM Funds Group, a Delaware business trust (the "Trust"), reorganized as AIM Income Fund a new series portfolio of AIM Investment Securities Fund, was held on May 3, 2000. The meeting was held for the following purposes:

(1) To elect Trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2) Adjournment of approval of an Agreement and Plan of Reorganization which provided for the reorganization of the Fund into a new series portfolio of AIM Investment Securities Funds having the same investment objective and policies.

(3) To approve a new Master Investment Advisory Agreement for AIM Income Fund (the "Fund").

(4) To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                                    WITHHELD/
        TRUSTEES/MATTER                                                 VOTES FOR                  ABSTENTIONS
        ---------------                                               -------------                -----------
(1)     Charles T. Bauer............................................  1,514,464,534                 46,493,668
        Bruce L. Crockett...........................................  1,516,486,806                 44,471,396
        Owen Daly II................................................  1,515,115,325                 45,842,877
        Edward K. Dunn, Jr. ........................................  1,516,300,879                 44,657,323
        Jack M. Fields..............................................  1,516,328,985                 44,629,217
        Carl Frischling.............................................  1,515,733,560                 45,224,642
        Robert H. Graham............................................  1,516,470,809                 44,487,393
        Prema Mathai-Davis..........................................  1,515,583,756                 45,374,446
        Lewis F. Pennock............................................  1,516,458,889                 44,499,313
        Louis S. Sklar..............................................  1,516,220,167                 44,738,035

                                                                                        VOTES       WITHHELD/
                                                                        VOTES FOR      AGAINST     ABSTENTIONS
                                                                      -------------   ----------   -----------
(2)     Adjournment of approval of an Agreement and Plan of
        Reorganization which provided for the reorganization of the
        Fund into a new series portfolio of AIM Investment
        Securities Funds having the same investment objective and
        policies....................................................     40,552,348      954,563    10,403,854*
(3)     Approval of a new Investment Advisory Agreement.............     40,586,343      892,785    10,431,637*
(4)(a)  Change to Fundamental Restriction on Issuer
        Diversification.............................................     40,221,936    1,071,866    10,616,963*
(4)(b)  Change to Fundamental Restriction on Borrowing Money and
        Issuing Senior Securities...................................     39,931,925    1,387,589    10,591,251*
(4)(c)  Change to or Addition of Fundamental Restriction on
        Underwriting Securities.....................................     40,059,634    1,248,467    10,602,664*
(4)(d)  Change to or Addition of Fundamental Restriction on Industry
        Concentration...............................................     40,128,309    1,091,382    10,691,074*
(4)(e)  Change to Fundamental Restriction on Purchasing or Selling
        Real Estate.................................................     39,957,095    1,378,774    10,574,896*
(4)(f)  Change to Fundamental Restriction on Purchasing or Selling
        Commodities and Elimination of Fundamental Restriction on
        Puts and Calls..............................................     39,712,352    1,561,680    10,636,733*
(4)(g)  Change to Fundamental Restriction on Making Loans...........     39,642,404    1,464,795    10,803,566*
(4)(h)  A new Fundamental Investment Restriction on Investing all of
        the Fund's assets in an Open-End Fund.......................     39,804,112    1,294,137    10,812,516*
(4)(i)  Elimination of Fundamental Restriction on Margin
        Transactions................................................     39,261,650    1,843,226    10,805,889*
(4)(j)  Elimination of Fundamental Restriction on Short Sales of
        Securities..................................................     39,383,780    1,736,976    10,790,009*
(4)(k)  Elimination of Fundamental Restriction on Investing in
        Securities with unlimited liability.........................     39,151,211    1,915,548    10,844,006*
(5)     Approval of changing the Investment Objective and Making it
        Non-Fundamental.............................................     39,471,651    1,474,002    10,965,112*
(6)     Ratification of the selection of KPMG LLP as Independent
        Accountants of the Fund.....................................     49,423,996      296,082     2,190,687

    The Special Meeting of Shareholders of the Trust was reconvened on May 31, 2000. The following matters were then considered:

                                                                                        VOTES       WITHHELD/
        MATTER                                                          VOTES FOR      AGAINST     ABSTENTIONS
        ------                                                        -------------   ----------   -----------
(2)     Approval of an Agreement and Plan of Reorganization which
        provides for the reorganization of the Fund into a new
        series portfolio of AIM Investment Securities Funds having
        the same investment objective and policies..................     47,685,292    1,107,758     7,393,872*

---------------

*  Includes Broker Non-Votes


BOARD OF TRUSTEES                             OFFICERS                                    OFFICE OF THE FUND

Charles T. Bauer                              Charles T. Bauer                            11 Greenway Plaza
Director and Chairman                         Chairman                                    Suite 100
A I M Management Group Inc.                                                               Houston, TX 77046
                                              Robert H. Graham
Bruce L. Crockett                             President                                   INVESTMENT ADVISOR
Director
ACE Limited;                                  Carol F. Relihan                            A I M Advisors, Inc.
Formerly Director, President, and             Senior Vice President and Secretary         11 Greenway Plaza
Chief Executive Officer                                                                   Suite 100
COMSAT Corporation                            Gary T. Crum                                Houston, TX 77046
                                              Senior Vice President
Owen Daly II                                                                              TRANSFER AGENT
Formerly, Director                            Dana R. Sutton
Cortland Trust Inc.                           Vice President and Treasurer                A I M Fund Services, Inc.
                                                                                          P.O. Box 4739
Edward K. Dunn Jr.                            Melville B. Cox                             Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;          Vice President
Formerly Vice Chairman, President                                                         CUSTODIAN
and Chief Operating Officer,                  Karen Dunn Kelley
Mercantile-Safe Deposit & Trust Co.; and      Vice President                              State Street Bank and Trust Company
President, Mercantile Bankshares                                                          225 Franklin Street
                                              Mary J. Benson                              Boston, MA 02110
Jack Fields                                   Assistant Vice President and
Chief Executive Officer                       Assistant Treasurer                         COUNSEL TO THE FUND
Texana Global, Inc. and
Twenty First Century Group, Inc.;             Sheri Morris                                Ballard Spahr
Formerly Member                               Assistant Vice President and                Andrews & Ingersoll, LLP
of the U.S. House of Representatives          Assistant Treasurer                         1735 Market Street
                                                                                          Philadelphia, PA 19103
Carl Frischling                               Renee A. Friedli
Partner                                       Assistant Secretary                         COUNSEL TO THE TRUSTEES
Kramer, Levin, Naftalis & Frankel LLP
                                              P. Michelle Grace                           Kramer, Levin, Naftalis & Frankel LLP
Robert H. Graham                              Assistant Secretary                         919 Third Avenue
Director, President and                                                                   New York, NY 10022
Chief Executive Officer                       Nancy L. Martin
A I M Management Group Inc.                   Assistant Secretary                         DISTRIBUTOR

Prema Mathai-Davis                            Ofelia M. Mayo                              A I M Distributors, Inc.
Formerly, Chief Executive Officer             Assistant Secretary                         11 Greenway Plaza
YWCA of the U.S.A.                                                                        Suite 100
                                              Lisa A. Moss                                Houston, TX 77046
Lewis F. Pennock                              Assistant Secretary
Attorney                                                                                  AUDITORS
                                              Kathleen J. Pflueger
Louis S. Sklar                                Assistant Secretary                         KPMG LLP
Executive Vice President,                                                                 700 Louisiana
Development and Operations,                                                               Houston, TX 77002
Hines Interests
Limited Partnership

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2000, 4.67% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 0.37% was derived from U.S. Treasury
Obligations.

                THE AIM FAMILY OF FUNDS--Registered Trademark--

                                  EQUITY FUNDS

DOMESTIC EQUITY FUNDS              INTERNATIONAL/GLOBAL EQUITY FUNDS                 A I M Management Group Inc. has provided
MORE AGGRESSIVE                    MORE AGGRESSIVE                                   leadership in the mutual fund industry
AIM Small Cap Opportunities(1)     AIM Latin American Growth                         since 1976 and managed approximately
AIM Mid Cap Opportunities(2)       AIM Developing Markets                            $176 billion in assets for more than
AIM Large Cap Opportunities(6)     AIM European Small Company                        8 million shareholders, including
AIM Emerging Growth                AIM Asian Growth                                  individual investors, corporate clients and
AIM Small Cap Growth(3)            AIM Japan Growth                                  financial institutions, as of June 30, 2000.
AIM Aggressive Growth              AIM International Emerging Growth                     The AIM Family of Funds--Registered
AIM Mid Cap Growth                 AIM European Development                          Trademark-- is distributed nationwide,
AIM Small Cap Equity               AIM Euroland Growth                               and AIM today is the eighth-largest
AIM Capital Development            AIM Global Aggressive Growth                      mutual fund complex in the United States
AIM Constellation(4)               AIM International Equity                          in assets under management, according to
AIM Dent Demographic Trends        AIM Advisor International Value                   Strategic Insight, an independent mutual
AIM Select Growth                  AIM Global Trends                                 fund monitor.
AIM Large Cap Growth               AIM Global Growth                                     AIM is a subsidiary of AMVESCAP PLC,
AIM Weingarten                     MORE CONSERVATIVE                                 one of the world's largest independent
AIM Mid Cap Equity                                                                   financial services companies with $389
AIM Value II                       SECTOR EQUITY FUNDS                               billion in assets under management as of
AIM Charter                        MORE AGGRESSIVE                                   June 30, 2000.
AIM Value                          AIM New Technology
AIM Blue Chip                      AIM Global Telecommunications and Technology
AIM Basic Value                    AIM Global Resources
AIM Large Cap Basic Value          AIM Global Financial Services
AIM Balanced                       AIM Global Health Care
AIM Advisor Flex                   AIM Global Consumer Products and Services
MORE CONSERVATIVE                  AIM Global Infrastructure
                                   AIM Advisor Real Estate
                                   AIM Global Utilities
                                   MORE CONSERVATIVE

                               FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS         TAX-FREE FIXED-INCOME FUNDS
MORE AGGRESSIVE                    MORE AGGRESSIVE
AIM Strategic Income               AIM High Income Municipal
AIM High Yield II                  AIM Tax-Exempt Bond of Connecticut
AIM High Yield                     AIM Municipal Bond
AIM Income                         AIM Tax-Free Intermediate
AIM Global Income                  AIM Tax-Exempt Cash
AIM Floating Rate(5)               MORE CONSERVATIVE
AIM Intermediate Government
AIM Limited Maturity Treasury
AIM Money Market
MORE CONSERVATIVE

The AIM Risk Spectrum illustrates equity and fixed-income funds from more aggressive to more conservative. When assessing the degree of risk, three factors were considered: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark--and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (4) AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations Dec. 1, 1999.
(5) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering. (6) AIM Large Cap Opportunities Fund will close to new investors Sept. 29, 2000, or when the fund reaches a total net asset value of $750 million, whichever occurs first.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus. If used as sales material after Oct. 20, 2000, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR LOGO APPEARS HERE]                               [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                          INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

A I M Distributors, Inc.                                                INC-AR-1